UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3327

MFS SERIES TRUST XIII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2009

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Diversified Income Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

8/31/09

DIF-SEM

LETTER FROM THE CEO

Dear Shareholders:

In the fall of 2008, the markets took investors on what was perhaps the most tumultuous ride of their lives. Many are now debating when the market will stage a sustainable recovery, but not even the most experienced investor can provide a definitive answer to that question.

Even so, the basic rules of investing have not changed, and the turbulence reinforced the benefits of investing through the waves. Investors who jumped ship early on may have regretted their decisions when the markets gained some traction in the early half of this year. While anyone with a short-term horizon may have needed to take some action, most with longer-term goals probably found the best option was to stick with their long-term strategy.

At MFS® we believe investors are always best served by developing a plan with their investment professionals that addresses specific long-term needs. Most advisors agree that yearly reviews are important to monitor a plan’s progress. Most would also caution their clients against reacting too quickly to the daily news. When markets do recover, they often gain ground in quick, sudden bursts. If you are out of the market, you can easily miss the benefits of these rallies.

Few of us would again like to live through the kind of market turmoil we saw over the past year. But as turbulent as markets were, in our view, they proved that the fundamental principles of long-term investing still apply.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

October 15, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings
Fannie Mae, 5.5%, 30 Years	2.0%
Simon Property Group, Inc., REIT	1.9%
Ventas, Inc., REIT	1.5%
Vornado Realty Trust, REIT	1.3%
Boston Properties, REIT	1.3%
U.S. Treasury Notes, 2.375%, 2010	1.3%
Exxon Mobil Corp.	1.2%
Public Storage, Inc., REIT	1.2%
Fannie Mae, 6.0%, 30 Years	1.1%
Equity Residential, REIT	1.1%

Credit quality of bonds (r)
AAA	31.5%
AA	3.0%
A	2.2%
BBB	6.9%
BB	21.8%
B	20.8%
CCC	10.6%
CC	1.3%
C	0.1%
D	0.7%
Not Rated	1.1%

Portfolio facts
Average Duration (d)(i)	4.4
Average Effective Maturity (i)(m)	6.7 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	BBB
Average Credit Quality of Rated Securities (short-term) (a)(c)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(c)	Includes holding in the MFS Institutional Money Market Portfolio which is not rated by a public rating agency. The average credit quality of rated securities (short-term) is based upon a market weighted average of the underlying holdings within the MFS Institutional Money Market Portfolio that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 8/31/09.

Percentages are based on net assets as of 8/31/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, March 1, 2009 through August 31, 2009

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2009 through August 31, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 3/01/09	Ending Account Value 8/31/09	Expenses Paid During Period (p) 3/01/09-8/31/09
A	Actual	0.92%	$1,000.00	$1,334.35	$5.41
	Hypothetical (h)	0.92%	$1,000.00	$1,020.57	$4.69
C	Actual	1.67%	$1,000.00	$1,328.13	$9.80
	Hypothetical (h)	1.67%	$1,000.00	$1,016.79	$8.49
I	Actual	0.67%	$1,000.00	$1,335.92	$3.94
	Hypothetical (h)	0.67%	$1,000.00	$1,021.83	$3.41
R1	Actual	1.67%	$1,000.00	$1,330.08	$9.81
	Hypothetical (h)	1.67%	$1,000.00	$1,016.79	$8.49
R2	Actual	1.17%	$1,000.00	$1,333.22	$6.88
	Hypothetical (h)	1.17%	$1,000.00	$1,019.31	$5.96
R3	Actual	0.92%	$1,000.00	$1,334.33	$5.41
	Hypothetical (h)	0.92%	$1,000.00	$1,020.57	$4.69
R4	Actual	0.67%	$1,000.00	$1,335.91	$3.94
	Hypothetical (h)	0.67%	$1,000.00	$1,021.83	$3.41

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.95%, 1.70%, 0.70%, 1.70%, 1.20%, 0.95% and 0.70% for Classes A, C, I, R1, R2, R3 and R4, respectively; the actual expenses paid during the period would have been approximately $5.59, $9.97, $4.12, $9.98, $7.06, $5.59 and $4.12 for Classes A, C, I, R1, R2, R3 and R4, respectively; and the hypothetical expenses paid during the period would have been approximately $4.84, $8.64, $3.57, $8.64, $6.11, $4.84 and $3.57 for Classes A, C, I, R1, R2, R3 and R4, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

8/31/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 51.6%
Issuer	Shares/Par	Value ($)

Aerospace - 0.4%
Bombardier, Inc., 6.3%, 2014 (n)	$160,000	$148,000
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	315,000	206,325
TransDigm Group, Inc., 7.75%, 2014	105,000	104,213
Vought Aircraft Industries, Inc., 8%, 2011	305,000	291,275

		$749,813
Agency - Other - 1.7%
Financing Corp., 9.4%, 2018	$965,000	$1,310,510
Financing Corp., 10.35%, 2018	715,000	1,016,487
Financing Corp., STRIPS, 0%, 2017	860,000	602,395

		$2,929,392
Airlines - 0.4%
American Airlines Pass-Through Trust, 6.817%, 2012	$70,000	$60,200
AMR Corp., 7.858%, 2013	290,000	276,950
Continental Airlines, Inc., 7.339%, 2014	390,000	302,250
Delta Air Lines, Inc., 7.111%, 2013	90,000	86,850

		$726,250
Apparel Manufacturers - 0.0%
Levi Strauss & Co., 9.75%, 2015	$70,000	$71,575

Asset Backed & Securitized - 1.2%
Banc of America Commercial Mortgage, Inc., 5.39%, 2045	$70,467	$45,104
Banc of America Commercial Mortgage, Inc., 5.772%, 2051	500,000	313,251
Banc of America Commercial Mortgage, Inc., FRN, 5.837%, 2049	138,143	105,825
Banc of America Commercial Mortgage, Inc., FRN, 6.002%, 2051	145,867	102,609
Citigroup Commercial Mortgage Trust, FRN, 5.888%, 2049	198,555	36,186
Commercial Mortgage Pass-Through Certificates, 5.306%, 2046	199,556	171,088
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	48,162	32,799
GS Mortgage Securities Corp., 5.56%, 2039	110,064	96,653
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045	237,347	168,691
JPMorgan Chase Commercial Mortgage Securities Corp., 5.466%, 2047	189,579	118,889
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	240,000	201,454

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Asset Backed & Securitized - continued
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.006%, 2049		$124,877	$105,617
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.188%, 2051		105,201	90,965
Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.204%, 2049		256,753	166,068
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.902%, 2050		66,000	41,634
Wachovia Bank Commercial Mortgage Trust, FRN, 5.943%, 2047		116,771	17,060
Wachovia Bank Commercial Mortgage Trust, FRN, 6.1%, 2051		256,150	165,128

			$1,979,021
Automotive - 0.8%
Accuride Corp., 8.5%, 2015 (d)		$190,000	$38,000
Allison Transmission, Inc., 11%, 2015 (n)		255,000	229,500
FCE Bank PLC, 7.125%, 2012	EUR	300,000	387,383
Ford Motor Credit Co. LLC, 9.75%, 2010		$185,000	186,790
Ford Motor Credit Co. LLC, 12%, 2015		305,000	317,521
Goodyear Tire & Rubber Co., 9%, 2015		185,000	187,775
Goodyear Tire & Rubber Co., 10.5%, 2016		55,000	58,713

			$1,405,682
Broadcasting - 1.2%
Allbritton Communications Co., 7.75%, 2012		$445,000	$380,475
Bonten Media Acquisition Co., 9%, 2015 (p)(z)		298,893	88,946
Canwest Mediaworks, Inc., 9.25%, 2015 (d)(n)		120,000	13,200
Clear Channel Communications, Inc., 10.75%, 2016		100,000	43,500
Intelsat Jackson Holdings Ltd., 9.5%, 2016		200,000	205,500
Lamar Media Corp., 6.625%, 2015		295,000	264,025
Lamar Media Corp., “C”, 6.625%, 2015		140,000	122,500
LBI Media, Inc., 8.5%, 2017 (z)		125,000	68,750
LIN TV Corp., 6.5%, 2013		305,000	247,050
Local TV Finance LLC, 9.25%, 2015 (p)(z)		472,500	117,338
Newport Television LLC, 13%, 2017 (n)(p)		430,000	79,908
Nexstar Broadcasting Group, Inc., 0.5%, 2014 (n)(p)		243,171	92,250
Nexstar Broadcasting Group, Inc., 7%, 2014		80,000	31,600
Univision Communications, Inc., 12%, 2014 (n)		80,000	84,000
Univision Communications, Inc., 10.5%, 2015 (n)(p)		430,000	254,130
Young Broadcasting, Inc., 8.75%, 2014 (d)		110,000	12

			$2,093,184

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Brokerage & Asset Managers - 0.2%
Janus Capital Group, Inc., 6.95%, 2017	$290,000	$268,768
Nuveen Investments, Inc., 10.5%, 2015 (n)	180,000	135,000

		$403,768
Building - 0.6%
Associated Materials, Inc., 9.75%, 2012	$115,000	$102,925
Associated Materials, Inc., 11.25%, 2014	295,000	159,300
Building Materials Holding Corp., 7.75%, 2014	165,000	155,100
Nortek, Inc., 10%, 2013	225,000	209,250
Nortek, Inc., 8.5%, 2014	130,000	61,100
Owens Corning, 9%, 2019	130,000	134,836
Ply Gem Industries, Inc., 11.75%, 2013	300,000	250,500
USG Corp., 9.75%, 2014 (n)	25,000	25,688

		$1,098,699
Business Services - 0.5%
First Data Corp., 9.875%, 2015	$335,000	$286,425
Iron Mountain, Inc., 6.625%, 2016	190,000	179,550
Iron Mountain, Inc., 8.375%, 2021	70,000	69,563
SunGard Data Systems, Inc., 10.25%, 2015	362,000	358,380
Terremark Worldwide, Inc., 12%, 2017 (n)	35,000	36,794

		$930,712
Cable TV - 1.2%
CCO Holdings LLC, 8.75%, 2013	$385,000	$388,850
Charter Communications Holdings LLC, 8.375%, 2014 (n)	160,000	162,000
Charter Communications Holdings LLC, 10.875%, 2014 (n)	80,000	86,800
CSC Holdings, Inc., 8.5%, 2014 (n)	75,000	76,125
CSC Holdings, Inc., 8.5%, 2015 (n)	210,000	212,100
DirectTV Holdings LLC, 7.625%, 2016	435,000	457,837
Mediacom LLC, 9.5%, 2013	110,000	110,000
Mediacom LLC, 9.125%, 2019 (z)	20,000	19,800
Videotron LTEE, 6.875%, 2014	70,000	66,938
Virgin Media Finance PLC, 9.125%, 2016	300,000	303,750
Virgin Media Finance PLC, 9.5%, 2016	100,000	102,750

		$1,986,950
Chemicals - 0.5%
Dow Chemical Co., 8.55%, 2019	$185,000	$201,512
Innophos Holdings, Inc., 8.875%, 2014	275,000	266,750
Momentive Performance Materials, Inc., 12.5%, 2014 (n)	154,000	147,840
Momentive Performance Materials, Inc., 11.5%, 2016	149,000	70,030

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Chemicals - continued
Nalco Co., 8.875%, 2013	$135,000	$136,350

		$822,482
Construction - 0.1%
Lennar Corp., 12.25%, 2017 (n)	$85,000	$98,175

Consumer Products - 0.1%
ACCO Brands Corp., 7.625%, 2015	$70,000	$52,150
Jarden Corp., 7.5%, 2017	110,000	105,875
Visant Holding Corp., 8.75%, 2013	55,000	55,550

		$213,575
Consumer Services - 0.7%
Corrections Corp. of America, 6.25%, 2013	$145,000	$141,737
KAR Holdings, Inc., 10%, 2015	285,000	262,200
KAR Holdings, Inc., FRN, 4.483%, 2014	425,000	350,625
Service Corp. International, 7.375%, 2014	120,000	117,600
Service Corp. International, 7%, 2017	225,000	210,375
Ticketmaster Entertainment, Inc., 10.75%, 2016	170,000	163,200

		$1,245,737
Containers - 0.5%
Crown Americas LLC, 7.625%, 2013	$190,000	$189,050
Graham Packaging Holdings Co., 9.875%, 2014	300,000	298,500
Greif, Inc., 6.75%, 2017	220,000	205,150
Owens-Brockway Glass Container, Inc., 8.25%, 2013	125,000	126,250

		$818,950
Defense Electronics - 0.2%
L-3 Communications Corp., 5.875%, 2015	$290,000	$271,150

Electronics - 0.2%
Flextronics International Ltd., 6.25%, 2014	$109,000	$100,280
Freescale Semiconductor, Inc., 8.875%, 2014	220,000	148,500
Jabil Circuit, Inc., 7.75%, 2016	50,000	49,188
Spansion, Inc., 11.25%, 2016 (n)(d)	65,000	44,525

		$342,493
Emerging Market Quasi-Sovereign - 4.1%
BNDES Participacoes S.A., 6.5%, 2019 (n)	$348,000	$362,790
Ecopetrol S.A., 7.625%, 2019 (z)	201,000	214,326
Export-Import Bank of Korea, 5.875%, 2015	451,000	468,905
Gaz Capital S.A., 8.125%, 2014 (n)	707,000	729,094

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
KazMunaiGaz Finance B.V., 8.375%, 2013 (n)	$200,000	$195,000
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	459,000	496,294
Korea National Oil Corp., 5.375%, 2014 (n)	374,000	380,996
Mubadala Development Co., 7.625%, 2019 (n)	406,000	436,958
National Power Corp., 4.657%, 2011	191,000	193,618
National Power Corp., 7.25%, 2019 (n)	100,000	103,000
Pemex Project Funding Master Trust, 5.75%, 2018	598,000	580,060
Pemex Project Funding Master Trust, 6.625%, 2035	351,000	319,684
Petrobras International Finance Co., 7.875%, 2019	942,000	1,062,105
Petroleos Mexicanos, 8%, 2019 (n)	160,000	180,000
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019 (z)	101,000	109,711
Qtel International Finance Ltd., 7.875%, 2019 (n)	407,000	450,017
Qtel International Finance Ltd., 7.875%, 2019	106,000	117,203
RSHB Capital S.A., 7.125%, 2014	413,000	411,183
TDIC Finance Ltd., 6.5%, 2014 (n)	217,000	227,950

		$7,038,894
Emerging Market Sovereign - 6.3%
Emirate of Abu Dhabi, 6.75%, 2019 (n)	$503,000	$554,059
Federative Republic of Brazil, 7.125%, 2037	42,000	46,410
Federative Republic of Brazil, 11%, 2040	723,000	950,383
Republic of Argentina, FRN, 0.943%, 2012	331,838	233,348
Republic of Colombia, 7.375%, 2017	374,000	411,026
Republic of Colombia, 7.375%, 2019	233,000	254,436
Republic of Colombia, 7.375%, 2037	348,000	363,660
Republic of El Salvador, 7.65%, 2035	200,000	184,000
Republic of Indonesia, 6.875%, 2018 (n)	305,000	314,150
Republic of Indonesia, 8.5%, 2035	770,000	866,250
Republic of Panama, 9.375%, 2029	887,000	1,135,360
Republic of Peru, 7.35%, 2025	130,000	141,700
Republic of Peru, 6.55%, 2037	444,000	441,780
Republic of Philippines, 6.5%, 2020	100,000	102,125
Republic of Philippines, 7.75%, 2031	389,000	424,496
Republic of Poland, 6.375%, 2019	81,000	86,903
Republic of South Africa, 6.875%, 2019	100,000	107,375
Republic of Turkey, 7.25%, 2015	657,000	712,024
Republic of Turkey, 7.5%, 2017	100,000	108,500
Republic of Turkey, 7.375%, 2025	297,000	312,964
Republic of Turkey, 6.875%, 2036	372,000	356,655
Republic of Uruguay, 8%, 2022	851,000	914,825
Republic of Uruguay, 7.625%, 2036	700,000	715,750
State of Qatar, 5.15%, 2014 (n)	426,000	445,170

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Sovereign - continued
State of Qatar, 6.55%, 2019 (n)	$304,000	$324,520
United Mexican States, 5.625%, 2017	306,000	309,825

		$10,817,694
Energy - Independent - 2.0%
Chaparral Energy, Inc., 8.875%, 2017	$195,000	$130,650
Chesapeake Energy Corp., 9.5%, 2015	50,000	51,000
Chesapeake Energy Corp., 6.375%, 2015	325,000	296,156
Chesapeake Energy Corp., 6.875%, 2016	250,000	229,375
Forest Oil Corp., 8.5%, 2014 (n)	45,000	45,225
Forest Oil Corp., 7.25%, 2019	315,000	296,100
Hilcorp Energy I LP, 9%, 2016 (n)	440,000	420,200
Mariner Energy, Inc., 8%, 2017	190,000	168,150
McMoRan Exploration Co., 11.875%, 2014	135,000	130,613
OPTI Canada, Inc., 8.25%, 2014	200,000	130,000
Penn Virginia Corp., 10.375%, 2016	130,000	136,825
Petrohawk Energy Corp., 10.5%, 2014 (n)	95,000	101,650
Plains Exploration & Production Co., 7%, 2017	405,000	372,600
Quicksilver Resources, Inc., 8.25%, 2015	130,000	122,200
Quicksilver Resources, Inc., 7.125%, 2016	220,000	182,600
Range Resources Corp., 8%, 2019	215,000	219,300
SandRidge Energy, Inc., 9.875%, 2016 (n)	60,000	60,000
SandRidge Energy, Inc., 8%, 2018 (n)	295,000	266,975

		$3,359,619
Energy - Integrated - 0.3%
CCL Finance Ltd., 9.5%, 2014 (z)	$561,000	$577,830

Entertainment - 0.3%
AMC Entertainment, Inc., 11%, 2016	$200,000	$207,000
AMC Entertainment, Inc., 8.75%, 2019	165,000	163,762
Cinemark USA, Inc., 8.625%, 2019 (n)	65,000	65,650

		$436,412
Financial Institutions - 0.6%
GMAC LLC, 6.875%, 2011 (n)	$523,000	$482,468
GMAC LLC, 7%, 2012 (n)	125,000	112,187
GMAC LLC, 6.75%, 2014 (n)	175,000	143,500
GMAC LLC, 8%, 2031 (n)	192,000	148,320
International Lease Finance Corp., 5.625%, 2013	140,000	107,638

		$994,113

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Food & Beverages - 0.4%
ARAMARK Corp., 8.5%, 2015		$160,000	$155,200
Dean Foods Co., 7%, 2016		205,000	191,675
Del Monte Corp., 6.75%, 2015		300,000	291,000

			$637,875
Forest & Paper Products - 0.5%
Georgia-Pacific Corp., 7.125%, 2017 (n)		$140,000	$134,400
Georgia-Pacific Corp., 8%, 2024		90,000	83,700
Graphic Packaging International Corp., 9.5%, 2013		285,000	285,713
Jefferson Smurfit Corp., 8.25%, 2012 (d)		130,000	81,575
Millar Western Forest Products Ltd., 7.75%, 2013		585,000	316,631
Smurfit-Stone Container Corp., 8%, 2017 (d)		47,000	29,140

			$931,159
Gaming & Lodging - 1.5%
Ameristar Casinos, Inc., 9.25%, 2014 (n)		$95,000	$97,137
Boyd Gaming Corp., 6.75%, 2014		310,000	270,087
Firekeepers Development Authority, 13.875%, 2015 (n)		145,000	147,175
Fontainebleau Las Vegas Holdings LLC, 11%, 2015 (d)(n)		505,000	17,675
Harrah’s Operating Co., Inc., 11.25%, 2017 (n)		140,000	142,450
Harrah’s Operating Co., Inc., 10%, 2018 (n)		382,000	267,400
Host Hotels & Resorts, Inc., 6.75%, 2016		150,000	139,500
Host Hotels & Resorts, Inc., 9%, 2017 (n)		45,000	45,900
MGM Mirage, 6.75%, 2013		190,000	144,400
MGM Mirage, 10.375%, 2014 (n)		35,000	36,838
MGM Mirage, 7.5%, 2016		185,000	132,275
MGM Mirage, 11.125%, 2017 (n)		85,000	92,013
Penn National Gaming, Inc., 8.75%, 2019 (z)		25,000	24,813
Pinnacle Entertainment, Inc., 7.5%, 2015		225,000	195,750
Royal Caribbean Cruises Ltd., 7%, 2013		135,000	119,813
Royal Caribbean Cruises Ltd., 11.875%, 2015		120,000	125,400
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		315,000	285,075
Station Casinos, Inc., 6%, 2012 (d)		95,000	30,044
Station Casinos, Inc., 6.5%, 2014 (d)		440,000	15,400
Station Casinos, Inc., 6.875%, 2016 (d)		475,000	16,625
Wyndham Worldwide Corp., 6%, 2016		290,000	252,631

			$2,598,401
Industrial - 0.1%
Baldor Electric Co., 8.625%, 2017		$105,000	$104,475
JohnsonDiversey, Inc., 9.625%, 2012	EUR	75,000	102,144

			$206,619

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Insurance - Property & Casualty - 0.1%
USI Holdings Corp., 9.75%, 2015 (z)	$205,000	$167,331

Local Authorities - 0.1%
University of California Rev. (Build America Bonds), 5.77%, 2043	$60,000	$62,278
Utah Transit Authority Sales Tax Rev. (Build America Bonds), “B”, 5.937%, 2039	20,000	21,272

		$83,550
Machinery & Tools - 0.1%
Case New Holland, Inc., 7.125%, 2014	$195,000	$186,225
Rental Service Corp., 9.5%, 2014	55,000	49,225

		$235,450
Major Banks - 0.4%
Bank of America Corp., 8% to 2018, FRN to 2049	$385,000	$337,094
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049	435,000	414,564

		$751,658
Medical & Health Technology & Services - 1.9%
Biomet, Inc., 10%, 2017	$230,000	$241,500
Biomet, Inc., 11.625%, 2017	140,000	148,050
Community Health Systems, Inc., 8.875%, 2015	415,000	416,556
Cooper Cos., Inc., 7.125%, 2015	115,000	108,244
DaVita, Inc., 6.625%, 2013	98,000	95,060
DaVita, Inc., 7.25%, 2015	300,000	289,500
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	175,000	189,875
HCA, Inc., 6.375%, 2015	165,000	144,375
HCA, Inc., 9.25%, 2016	655,000	663,188
Psychiatric Solutions, Inc., 7.75%, 2015	90,000	84,600
Psychiatric Solutions, Inc., 7.75%, 2015 (n)	155,000	141,825
U.S. Oncology, Inc., 10.75%, 2014	235,000	237,938
Universal Hospital Services, Inc., 8.5%, 2015 (p)	205,000	197,825
Universal Hospital Services, Inc., FRN, 4.635%, 2015	65,000	52,650
Vwr Funding, Inc., 11.25%, 2015 (p)	355,000	299,975

		$3,311,161
Metals & Mining - 0.7%
FMG Finance Ltd., 10.625%, 2016 (n)	$310,000	$333,250
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	415,000	432,637
Freeport-McMoRan Copper & Gold, Inc., FRN, 4.995%, 2015	70,000	67,644
Peabody Energy Corp., 7.375%, 2016	25,000	25,000
Peabody Energy Corp., “B”, 6.875%, 2013	335,000	335,000

		$1,193,531

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage Backed - 11.1%
Fannie Mae, 5.503%, 2011	$39,000	$41,737
Fannie Mae, 6.088%, 2011	62,000	65,921
Fannie Mae, 4.35%, 2013	181,031	188,339
Fannie Mae, 4.374%, 2013	129,222	134,891
Fannie Mae, 4.518%, 2013	120,385	125,960
Fannie Mae, 5.098%, 2013	67,016	71,449
Fannie Mae, 5.369%, 2013	95,553	102,416
Fannie Mae, 4.777%, 2014	82,428	86,793
Fannie Mae, 4.88%, 2014	101,797	107,629
Fannie Mae, 4.935%, 2014	164,966	174,923
Fannie Mae, 4.56%, 2015	203,150	212,082
Fannie Mae, 4.6%, 2015	28,200	29,414
Fannie Mae, 4.69%, 2015	196,998	206,546
Fannie Mae, 4.7%, 2015	147,394	154,481
Fannie Mae, 4.78%, 2015	83,659	87,963
Fannie Mae, 4.79%, 2015	126,132	132,635
Fannie Mae, 4.81%, 2015	188,329	198,868
Fannie Mae, 4.85%, 2015	181,542	191,579
Fannie Mae, 4.856%, 2015	65,877	69,016
Fannie Mae, 4.86%, 2015	164,128	173,319
Fannie Mae, 5.034%, 2015	65,473	69,564
Fannie Mae, 4.5%, 2016-2028	984,324	1,028,396
Fannie Mae, 5.09%, 2016	66,743	71,061
Fannie Mae, 5.423%, 2016	33,434	36,229
Fannie Mae, 5.395%, 2016	110,019	118,542
Fannie Mae, 5.93%, 2016	118,721	131,557
Fannie Mae, 6.039%, 2016	61,049	66,631
Fannie Mae, 5.5%, 2017-2036	3,955,769	4,141,057
Fannie Mae, 6%, 2017-2037	2,213,216	2,343,655
Fannie Mae, 6.5%, 2017-2037	318,599	341,716
Fannie Mae, 5.16%, 2018	76,111	81,422
Fannie Mae, 4.874%, 2019	117,620	123,643
Fannie Mae, 5%, 2019-2039	650,376	670,722
Freddie Mac, 4.5%, 2015-2024	253,866	260,415
Freddie Mac, 6%, 2017-2038	279,758	295,826
Freddie Mac, 5%, 2018-2032	2,091,992	2,174,804
Freddie Mac, 5.085%, 2019	162,000	170,302
Freddie Mac, 4%, 2024	70,175	70,807
Freddie Mac, 5.5%, 2024-2035	2,017,543	2,102,707
Freddie Mac, 6.5%, 2037	412,845	440,067
Ginnie Mae, 5.5%, 2033-2035	925,233	973,430
Ginnie Mae, 5.612%, 2058	343,498	356,593

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage Backed - continued
Ginnie Mae, 6.36%, 2058	$289,045	$305,360

		$18,930,467
Municipals - 0.8%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$585,000	$640,645
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2028	270,000	310,443
Massachusetts Water Pollution Abatement Trust, 5.25%, 2033	65,000	74,484
Massachusetts Water Resources Authority Rev., “B”, FSA, 5.25%, 2035	345,000	382,081

		$1,407,653
Natural Gas - Distribution - 0.3%
AmeriGas Partners LP, 7.125%, 2016	$255,000	$244,162
Inergy LP, 6.875%, 2014	320,000	299,200

		$543,362
Natural Gas - Pipeline - 0.7%
Atlas Pipeline Partners LP, 8.125%, 2015	$220,000	$180,400
Atlas Pipeline Partners LP, 8.75%, 2018	190,000	154,850
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	250,000	255,469
El Paso Corp., 8.25%, 2016	125,000	126,250
El Paso Corp., 7.25%, 2018	100,000	94,723
MarkWest Energy Partners LP, 6.875%, 2014 (n)	175,000	159,250
Williams Partners LP, 7.25%, 2017	205,000	200,959

		$1,171,901
Network & Telecom - 1.3%
Cincinnati Bell, Inc., 8.375%, 2014	$395,000	$383,150
Citizens Communications Co., 9.25%, 2011	245,000	257,862
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	195,000	197,925
Qwest Communications International, Inc., 7.25%, 2011	405,000	398,925
Qwest Corp., 7.875%, 2011	115,000	117,300
Qwest Corp., 8.375%, 2016 (n)	92,000	92,920
Telemar Norte Leste S.A., 9.5%, 2019 (n)	365,000	428,419
Windstream Corp., 8.625%, 2016	340,000	341,275

		$2,217,776
Precious Metals & Minerals - 0.2%
Teck Resources Ltd., 9.75%, 2014	$90,000	$97,200
Teck Resources Ltd., 10.75%, 2019	165,000	187,894

		$285,094

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Printing & Publishing - 0.4%
American Media Operations, Inc., 9%, 2013 (p)(z)	$22,768	$12,169
American Media Operations, Inc., 14%, 2013 (p)(z)	237,704	123,025
Dex Media West LLC, 9.875%, 2013 (d)	683,000	143,430
Idearc, Inc., 8%, 2016 (d)	261,000	19,901
Nielsen Finance LLC, 10%, 2014	215,000	203,175
Nielsen Finance LLC, 11.5%, 2016	65,000	64,675
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	18,000	12,600
Quebecor World, Inc., 6.125%, 2013 (d)	120,000	10,200
Tribune Co., 5.25%, 2015 (d)	170,000	11,900

		$601,075
Railroad & Shipping - 0.1%
Kansas City Southern Railway, 8%, 2015	$105,000	$103,950

Real Estate - 0.0%
CB Richard Ellis Group, Inc., 11.625%, 2017 (n)	$65,000	$67,600

Retailers - 0.7%
Couche-Tard, Inc., 7.5%, 2013	$40,000	$40,000
Dollar General Corp., 11.875%, 2017 (p)	115,000	129,087
Limited Brands, Inc., 5.25%, 2014	155,000	140,135
Macy’s Retail Holdings, Inc., 5.35%, 2012	75,000	71,250
Macy’s Retail Holdings, Inc., 5.75%, 2014	235,000	212,622
Neiman Marcus Group, Inc., 10.375%, 2015	120,000	89,400
Rite Aid Corp., 9.75%, 2016 (n)	130,000	137,475
Rite Aid Corp., 7.5%, 2017	120,000	100,200
Sally Beauty Holdings, Inc., 10.5%, 2016	85,000	88,188
Toys “R” Us, Inc., 10.75%, 2017 (n)	175,000	177,625

		$1,185,982
Specialty Chemicals - 0.2%
Ashland, Inc., 9.125%, 2017 (n)	$240,000	$252,000

Specialty Stores - 0.1%
Payless ShoeSource, Inc., 8.25%, 2013	$170,000	$165,750

Supermarkets - 0.1%
SUPERVALU, Inc., 8%, 2016	$120,000	$118,050

Telecommunications - Wireless - 1.1%
Cricket Communications, Inc., 7.75%, 2016 (n)	$135,000	$130,950
Crown Castle International Corp., 9%, 2015	170,000	176,800
Crown Castle International Corp., 7.75%, 2017 (n)	90,000	90,900

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - continued
MetroPCS Wireless, Inc., 9.25%, 2014	$130,000	$127,563
Nextel Communications, Inc., 6.875%, 2013	210,000	187,950
NII Holdings, Inc., 10%, 2016 (z)	55,000	54,450
SBA Communications Corp., 8%, 2016 (n)	55,000	54,863
SBA Communications Corp., 8.25%, 2019 (n)	45,000	45,225
Sprint Nextel Corp., 8.375%, 2012	270,000	270,338
Sprint Nextel Corp., 8.375%, 2017	65,000	61,913
Sprint Nextel Corp., 8.75%, 2032	100,000	83,000
Wind Acquisition Finance S.A., 10.75%, 2015 (n)	500,000	537,500

		$1,821,452
Telephone Services - 0.1%
Frontier Communications Corp., 8.25%, 2014	$170,000	$168,725

Tobacco - 0.2%
Alliance One International, Inc., 10%, 2016 (n)	$110,000	$108,625
Altria Group, Inc., 9.7%, 2018	150,000	183,487

		$292,112
Transportation - Services - 0.2%
Commercial Barge Line Co., 12.5%, 2017 (n)	$85,000	$83,725
Hertz Corp., 8.875%, 2014	185,000	177,138

		$260,863
U.S. Government Agencies and Equivalents - 0.7%
Aid-Egypt, 4.45%, 2015	$240,000	$251,635
Small Business Administration, 6.34%, 2021	335,675	361,253
Small Business Administration, 6.07%, 2022	284,969	305,956
Small Business Administration, 5.16%, 2028	297,969	312,851

		$1,231,695
U.S. Treasury Obligations - 2.1%
U.S. Treasury Bonds, 2.375%, 2010	$2,101,000	$2,141,215
U.S. Treasury Bonds, 9.25%, 2016	47,000	64,651
U.S. Treasury Bonds, 5.25%, 2029	518,000	593,191
U.S. Treasury Notes, 5.125%, 2011 (f)	495,000	533,130
U.S. Treasury Notes, 1.125%, 2012	18,000	17,959
U.S. Treasury Notes, 4%, 2014	18,000	19,410
U.S. Treasury Notes, 3.75%, 2018	33,000	33,887
U.S. Treasury Notes, 6.375%, 2027	106,000	136,193

		$3,539,636

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - 1.3%
AES Corp., 8%, 2017	$555,000	$531,412
Calpine Corp., 8%, 2016 (n)	175,000	174,125
Dynegy Holdings, Inc., 7.5%, 2015	220,000	178,200
Dynegy Holdings, Inc., 7.75%, 2019	45,000	31,950
Edison Mission Energy, 7%, 2017	270,000	206,212
NRG Energy, Inc., 7.375%, 2016	535,000	511,594
RRI Energy, Inc., 7.875%, 2017	114,000	101,175
Texas Competitive Electric Holdings LLC, 10.25%, 2015	670,000	443,875

		$2,178,543
Total Bonds (Identified Cost, $88,880,848)		$88,072,591

Common Stocks - 41.5%
Aerospace - 0.4%
Goodrich Corp.	3,450	$190,302
Northrop Grumman Corp.	9,376	457,643

		$647,945
Automotive - 0.1%
Johnson Controls, Inc.	8,120	$201,132

Broadcasting - 0.3%
Time Warner, Inc.	6,770	$188,951
Walt Disney Co.	10,519	273,915

		$462,866
Brokerage & Asset Managers - 0.2%
CME Group, Inc.	400	$116,416
Invesco Ltd.	9,820	203,765

		$320,181
Cable TV - 0.4%
Comcast Corp., “A”	21,960	$336,427
Time Warner Cable, Inc.	7,470	275,792

		$612,219
Chemicals - 0.5%
Celanese Corp.	5,640	$143,651
Dow Chemical Co.	11,824	251,733
E.I. du Pont de Nemours & Co.	4,260	136,022
PPG Industries, Inc.	5,010	277,554

		$808,960

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - 0.1%
Akamai Technologies, Inc. (a)	7,430	$131,065
Oracle Corp.	3,510	76,764

		$207,829
Construction - 0.3%
KB Home	5,820	$105,982
Lennox International, Inc.	4,110	147,467
NVR, Inc. (a)	290	195,823

		$449,272
Consumer Products - 0.3%
Kimberly-Clark Corp.	2,093	$126,543
Procter & Gamble Co.	5,930	320,872

		$447,415
Consumer Services - 0.1%
Apollo Group, Inc., “A” (a)	2,380	$154,272

Containers - 0.2%
Greif, Inc.	3,240	$160,510
Packaging Corp. of America	10,980	223,553

		$384,063
Electrical Equipment - 0.8%
General Electric Co.	84,942	$1,180,694
Tyco Electronics Ltd.	10,060	229,569

		$1,410,263
Electronics - 0.4%
Intel Corp.	20,957	$425,846
Marvell Technology Group Ltd. (a)	12,140	185,135

		$610,981
Energy - Independent - 0.4%
Apache Corp.	2,990	$254,000
Chesapeake Energy Corp.	6,560	149,830
XTO Energy, Inc.	7,070	272,902

		$676,732
Energy - Integrated - 2.9%
Chevron Corp.	20,445	$1,429,923
ConocoPhillips	7,280	327,818
Exxon Mobil Corp.	30,480	2,107,692

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Integrated - continued
Hess Corp.	8,900	$450,251
Marathon Oil Corp.	19,310	596,100

		$4,911,784
Engineering - Construction - 0.1%
Foster Wheeler AG (a)	3,860	$111,747

Food & Beverages - 0.4%
Archer Daniels Midland Co.	6,380	$183,935
General Mills, Inc.	3,217	192,151
J.M. Smucker Co.	2,080	108,722
Kraft Foods, Inc., ”A”	7,090	201,002

		$685,810
Food & Drug Stores - 0.4%
CVS Caremark Corp.	11,360	$426,227
Kroger Co.	5,970	128,892
SUPERVALU, Inc.	8,260	118,531

		$673,650
Forest & Paper Products - 1.1%
MeadWestvaco Corp.	8,900	$195,355
Weyerhaeuser Co.	43,526	1,627,437

		$1,822,792
Furniture & Appliances - 0.3%
Leggett & Platt, Inc.	11,040	$201,480
Newell Rubbermaid, Inc.	18,880	262,810
Snap-On, Inc.	2,950	110,094

		$574,384
Gaming & Lodging - 0.2%
International Game Technology	8,560	$179,075
Royal Caribbean Cruises Ltd.	8,241	157,238

		$336,313
General Merchandise - 0.2%
Macy’s, Inc.	19,455	$301,942
Wal-Mart Stores, Inc.	1,400	71,218

		$373,160
Health Maintenance Organizations - 0.3%
UnitedHealth Group, Inc.	8,320	$232,960

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Health Maintenance Organizations - continued
WellPoint, Inc. (a)	6,260	$330,841

		$563,801
Insurance - 1.5%
ACE Ltd.	2,387	$124,554
Aflac, Inc.	5,810	236,002
Allied World Assurance Co. Holdings Ltd.	4,110	190,416
Allstate Corp.	7,050	207,200
Ameriprise Financial, Inc.	3,590	107,808
Chubb Corp.	2,860	141,255
Endurance Specialty Holdings Ltd.	9,550	329,188
MetLife, Inc.	8,592	324,434
Prudential Financial, Inc.	7,590	383,902
Travelers Cos., Inc.	11,250	567,225

		$2,611,984
Leisure & Toys - 0.2%
Hasbro, Inc.	5,990	$170,056
Mattel, Inc.	13,910	250,241

		$420,297
Machinery & Tools - 0.4%
Cummins, Inc.	2,800	$126,896
Eaton Corp.	6,170	332,871
Kennametal, Inc.	7,210	158,981
Pitney Bowes, Inc.	6,800	151,980

		$770,728
Major Banks - 3.3%
Bank of America Corp.	66,956	$1,177,756
Bank of New York Mellon Corp.	13,070	387,003
Goldman Sachs Group, Inc.	4,270	706,514
JPMorgan Chase & Co.	31,650	1,375,509
Morgan Stanley	9,770	282,939
PNC Financial Services Group, Inc.	7,810	332,628
Regions Financial Corp.	36,460	213,656
State Street Corp.	3,520	184,730
Wells Fargo & Co.	34,080	937,882

		$5,598,617
Medical Equipment - 0.1%
Zimmer Holdings, Inc. (a)	2,660	$125,951

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Metals & Mining - 0.1%
Cliffs Natural Resources, Inc.	3,560	$90,104
Freeport-McMoRan Copper & Gold, Inc.	1,530	96,359

		$186,463
Natural Gas - Distribution - 0.1%
Questar Corp.	4,730	$159,685

Natural Gas - Pipeline - 0.3%
El Paso Corp.	23,020	$212,475
Williams Cos., Inc.	20,139	331,085

		$543,560
Oil Services - 0.5%
Diamond Offshore Drilling, Inc.	1,890	$169,004
Exterran Holdings, Inc. (a)	9,500	171,285
Halliburton Co.	6,690	158,620
Nabors Industries Ltd. (a)	12,760	225,597
Smith International, Inc.	4,210	116,070

		$840,576
Other Banks & Diversified Financials - 0.8%
New York Community Bancorp, Inc.	122,532	$1,303,740

Personal Computers & Peripherals - 0.1%
NetApp, Inc. (a)	9,060	$206,115

Pharmaceuticals - 1.5%
Eli Lilly & Co.	6,562	$219,565
Johnson & Johnson	11,460	692,642
Merck & Co., Inc.	17,643	572,162
Pfizer, Inc.	69,490	1,160,483

		$2,644,852
Printing & Publishing - 0.0%
American Media, Inc. (a)	4,358	$5,839

Railroad & Shipping - 0.2%
CSX Corp.	6,570	$279,225

Real Estate - 18.1%
Alexandria Real Estate Equities, Inc., REIT	15,824	$881,555
Atrium European Real Estate Ltd. (a)	36,545	229,472
AvalonBay Communities, Inc., REIT	24,036	1,548,639

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Real Estate - continued
BioMed Realty Trust, Inc., REIT	72,252	$973,957
Boston Properties, Inc., REIT	35,562	2,154,346
British Land Co. PLC, REIT	19,102	149,526
CapitaLand Ltd.	91,958	236,763
Digital Realty Trust, Inc., REIT	37,068	1,615,423
Douglas Emmett, Inc., REIT	123,778	1,498,952
Equity Residential, REIT	69,344	1,893,785
Federal Realty Investment Trust, REIT	28,769	1,794,323
Hammerson PLC, REIT	47,149	308,702
HCP, Inc., REIT	62,269	1,773,421
Kimco Realty Corp., REIT	96,891	1,215,982
Lexington Corporate Properties Trust, REIT	103,026	480,103
Macerich Co., REIT	194	5,560
Medical Properties Trust, Inc., REIT	197,414	1,494,424
Mercialys, REIT	4,699	172,454
Plum Creek Timber Co. Inc., REIT	41,734	1,264,123
Public Storage, Inc., REIT	27,948	1,971,731
Simon Property Group, Inc., REIT	51,212	3,258,107
SL Green Realty Corp., REIT	15,486	546,501
Starwood Property Trust, Inc., REIT (a)	25,699	508,583
Ventas, Inc., REIT	63,989	2,509,009
Vornado Realty Trust, REIT	39,727	2,285,097
Wharf Holdings Ltd.	37,182	166,710

		$30,937,248
Restaurants - 0.2%
Darden Restaurants, Inc.	9,352	$307,961

Specialty Chemicals - 0.2%
Cytec Industries, Inc.	5,920	$171,029
Valspar Corp.	7,500	200,850

		$371,879
Specialty Stores - 0.4%
Home Depot, Inc.	12,350	$337,032
Lowe’s Cos., Inc.	9,830	211,345
Nordstrom, Inc.	6,060	169,922

		$718,299
Telecommunications - Wireless - 0.0%
Sprint Nextel Corp. (a)	22,150	$81,069

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telephone Services - 1.5%
AT&T, Inc.	42,910	$1,117,805
CenturyTel, Inc.	7,114	229,284
Qwest Communications International, Inc.	28,620	102,746
Verizon Communications, Inc.	25,300	785,312
Virgin Media, Inc.	24,310	277,863

		$2,513,010
Tobacco - 0.1%
Philip Morris International, Inc.	3,430	$156,785

Trucking - 0.2%
FedEx Corp.	2,730	$187,578
United Parcel Service, Inc., “B”	3,190	170,537

		$358,115
Utilities - Electric Power - 1.3%
American Electric Power Co., Inc.	12,621	$396,678
Duke Energy Corp.	19,410	300,661
Edison International	11,640	388,892
FirstEnergy Corp.	9,660	435,956
FPL Group, Inc.	3,360	188,765
NRG Energy, Inc. (a)	3,980	106,863
PG&E Corp.	3,220	130,700
Public Service Enterprise Group, Inc.	7,950	251,777

		$2,200,292
Total Common Stocks (Identified Cost, $66,635,483)		$70,789,861

Floating Rate Loans (g)(r) - 2.1%
Aerospace - 0.2%
Hawker Beechcraft Acquisition Co., Letter of Credit, 2.59%, 2014	$21,553	$16,066
Hawker Beechcraft Acquisition Co., Term Loan B, 2.37%, 2014	463,792	345,718

		$361,784
Automotive - 0.5%
Federal Mogul Corp., Term Loan B, 2.21%, 2015	$226,150	$171,309
Ford Motor Co., Term Loan B, 3.49%, 2013	867,446	751,642
Mark IV Industries, Inc., Second Lien Term Loan, 9.65%, 2011 (d)	297,043	3,713

		$926,664
Broadcasting - 0.1%
Gray Television, Inc., Term Loan B, 3.78%, 2014	$119,243	$86,004
Local TV LLC, Term Loan B, 2013 (o)	13,736	9,386

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Broadcasting - continued
Young Broadcasting, Inc., Term Loan B, 4.75%, 2012 (d)	$157,214	$76,642
Young Broadcasting, Inc., Term Loan B-1, 4.75%, 2012 (d)	145,505	70,934

		$242,966
Building - 0.0%
Building Materials Corp., Term Loan B, 3.06%, 2014	$33,076	$30,182

Business Services - 0.3%
First Data Corp., Term Loan B-1, 3.01%, 2014	$586,186	$488,366

Cable TV - 0.1%
Charter Communications Operating LLC, Term Loan B, 6.25%, 2014	$162,948	$151,236

Electronics - 0.0%
Freescale Semiconductor, Inc., Term Loan B, 2.05%, 2013	$99,244	$74,061

Gaming & Lodging - 0.1%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.87%, 2014	$302,859	$62,086
MGM Mirage, Term Loan B, 2011 (o)	74,749	63,312

		$125,398
Printing & Publishing - 0.1%
Tribune Co., Term Loan B, 6.5%, 2014 (d)	$346,192	$135,688

Retailers - 0.1%
Toys “R” Us, Term Loan, 4.51%, 2012	$78,087	$74,434

Specialty Chemicals - 0.1%
LyondellBasell Dutch Tranche Revolving Credit Loan, 3.76%, 2013 (o)	$5,479	$2,648
LyondellBasell Dutch Tranche Term Loan A, 3.76%, 2013 (o)	12,728	6,152
LyondellBasell German Term Loan B-1, 4.01%, 2014 (o)	15,730	7,603
LyondellBasell German Term Loan B-2, 4.01%, 2014 (o)	15,730	7,603
LyondellBasell German Term Loan B-3, 4.01%, 2014 (o)	15,730	7,603
LyondellBasell Second Priority DIP Term Loan, 5.8%, 2009	38,551	35,595
LyondellBasell Super Priority DIP Term Loan, 9%, 2009 (q)	38,589	39,963
LyondellBasell Term Loan B-1, 7%, 2014 (o)	68,259	32,992
LyondellBasell Term Loan B-2, 7%, 2014 (o)	68,259	32,992
LyondellBasell Term Loan B-3, 7%, 2014 (o)	68,259	32,992
LyondellBasell U.S. Tranche Revolving Credit Loan, 3.76%, 2013 (o)	20,547	9,931
LyondellBasell U.S. Tranche Term Loan A, 3.76%, 2013 (o)	39,148	18,922

		$234,996

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Specialty Stores - 0.2%
Michaels Stores, Inc., Term Loan B, 2.56%, 2013	$286,513	$252,759

Utilities - Electric Power - 0.3%
Calpine Corp., Term Loan, 3.47%, 2014	$205,745	$188,803
TXU Corp. Term Loan B-3, 3.77%, 2014	467,558	353,841

		$542,644
Total Floating Rate Loans (Identified Cost, $4,532,828)		$3,641,178

Preferred Stocks - 0.2%
Financial Institutions - 0.0%
Preferred Blocker, Inc., 7% (z)	151	$70,248

Major Banks - 0.2%
Bank of America Corp., 8.625%	14,975	$336,937
Total Preferred Stocks (Identified Cost, $490,645)		$407,185

Money Market Funds (v) - 4.5%
MFS Institutional Money Market Portfolio, 0.2%, at Cost and Net Asset Value	7,621,379	$7,621,379
Total Investments (Identified Cost, $168,161,183)		$170,532,194

Other Assets, Less Liabilities - 0.1%		141,788
Net Assets - 100.0%		$170,673,982

(a)	Non-income producing security.
(d)	Non-income producing security – in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $13,612,744, representing 8.0% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

Portfolio of Investments (unaudited) – continued

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
American Media Operations, Inc., 14%, 2013	1/30/09-5/01/09	$129,550	$123,025
American Media Operations, Inc., 9%, 2013	1/30/09-5/01/09	14,663	12,169
Bonten Media Acquisition Co., 9%, 2015	5/22/07-6/01/09	299,422	88,946
CCL Finance Ltd., 9.5%, 2014	8/04/09	558,276	577,830
Ecopetrol S.A., 7.625%, 2019	7/16/09	200,286	214,326
LBI Media, Inc., 8.5%, 2017	7/18/07	123,238	68,750
Local TV Finance LLC, 9.25%, 2015	11/09/07-6/15/09	457,210	117,338
Mediacom LLC, 9.125%, 2019	8/11/09	19,525	19,800
NII Holdings, Inc., 10%, 2016	8/13/09	53,667	54,450
Penn National Gaming, Inc., 8.75%, 2019	8/10/09	25,000	24,813
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019	8/11/09	100,211	109,711
Preferred Blocker, Inc., 7% (Preferred Stock)	12/29/08	116,270	70,248
USI Holdings Corp., 9.75%, 2015	4/26/07-11/28/07	198,193	167,331
Total Restricted Securities			$1,648,737
% of Net Assets			1.0%

The following abbreviations are used in this report and are defined:

CLN	Credit-Linked Note
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
STRIPS Separate	Trading of Registered Interest and Principal of Securities

Insurers
FSA	Financial Security Assurance, Inc.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 8/31/09

Forward Foreign Currency Exchange Contracts at 8/31/09

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	UBS AG	142,022	9/17/09	$202,114	$203,602	$1,488

Liability Derivatives
SELL	EUR	HSBC Bank	167,000	9/17/09	$235,212	$239,411	$(4,199)
SELL	EUR	UBS AG	429,360	9/17/09	604,994	615,531	(10,537)

							$(14,736)

Futures Contracts Outstanding at 8/31/09

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond (Long)	4	$479,000	Dec-09	$580
U.S. Treasury Note 2 yr (Long)	4	865,375	Dec-09	1,986
U.S. Treasury Note 5 yr (Long)	10	1,152,500	Dec-09	5,121

				$7,687

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	8	$937,750	Dec-09	$(4,715)

At August 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 8/31/09 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $160,539,804)	$162,910,815
Underlying funds, at cost and value	7,621,379
Total investments, at value (identified cost, $168,161,183)	$170,532,194
Cash	2,034
Receivables for
Forward foreign currency exchange contracts	1,488
Daily variation margin on open futures contracts	3,063
Investments sold	245,547
Fund shares sold	215,258
Interest and dividends	1,671,119
Receivable from investment adviser	38,748
Other assets	734
Total assets	$172,710,185
Liabilities
Payables for
Distributions	$171,600
Forward foreign currency exchange contracts	14,736
Investments purchased	1,389,753
Fund shares reacquired	366,165
Payable to affiliates
Investment adviser	12,187
Shareholder servicing costs	46,866
Distribution and service fees	9,173
Administrative services fee	424
Payable for independent Trustees’ compensation	871
Accrued expenses and other liabilities	24,428
Total liabilities	$2,036,203
Net assets	$170,673,982
Net assets consist of
Paid-in capital	$221,797,505
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	2,361,671
Accumulated net realized gain (loss) on investments and foreign currency transactions	(53,643,363)
Undistributed net investment income	158,169
Net assets	$170,673,982
Shares of beneficial interest outstanding	19,136,257

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$111,754,952	12,527,550	$8.92
Class C	55,372,906	6,211,267	8.91
Class I	3,158,012	353,903	8.92
Class R1	96,402	10,819	8.91
Class R2	96,964	10,882	8.91
Class R3	97,233	10,902	8.92
Class R4	97,513	10,934	8.92

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares.

(a)	Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $9.36.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 8/31/09 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$3,902,399
Dividends	1,304,449
Dividends from underlying funds	5,772
Foreign taxes withheld	(4,243)
Total investment income		$5,208,377
Expenses
Management fee	$507,494
Distribution and service fees	385,856
Shareholder servicing costs	104,115
Administrative services fee	18,817
Independent Trustees’ compensation	3,880
Custodian fee	31,566
Shareholder communications	19,541
Auditing fees	27,254
Legal fees	3,808
Miscellaneous	58,068
Total expenses		$1,160,399
Fees paid indirectly	(26)
Reduction of expenses by investment adviser	(250,724)
Net expenses		$909,649
Net investment income		$4,298,728
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(11,034,691)
Futures contracts	20,137
Foreign currency transactions	(46,842)
Net realized gain (loss) on investments and foreign currency transactions		$(11,061,396)
Change in unrealized appreciation (depreciation)
Investments	$50,454,513
Futures contracts	(855)
Translation of assets and liabilities in foreign currencies	(21,756)
Net unrealized gain (loss) on investments and foreign currency translation		$50,431,902
Net realized and unrealized gain (loss) on investments and foreign currency		$39,370,506
Change in net assets from operations		$43,669,234

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 8/31/09 (unaudited)	Year ended 2/28/09
From operations
Net investment income	$4,298,728	$10,438,751
Net realized gain (loss) on investments and foreign currency transactions	(11,061,396)	(36,372,090)
Net unrealized gain (loss) on investments and foreign currency translation	50,431,902	(34,795,187)
Change in net assets from operations	$43,669,234	$(60,728,526)
Distributions declared to shareholders
From net investment income	$(4,377,306)	$(10,698,523)
From net realized gain on investments	—	(304,559)
Total distributions declared to shareholders	$(4,377,306)	$(11,003,082)
Change in net assets from fund share transactions	$(8,007,911)	$(39,417,237)
Total change in net assets	$31,284,017	$(111,148,845)
Net assets
At beginning of period	139,389,965	250,538,810
At end of period (including undistributed net investment income of $158,169 and $236,747, respectively)	$170,673,982	$139,389,965

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 8/31/09 (unaudited)		Years ended 2/29, 2/28
Class A			2009	2008	2007 (c)

Net asset value, beginning of period	$6.88		$10.04	$10.95	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.23		$0.47	$0.47	$0.37
Net realized and unrealized gain (loss) on investments and foreign currency	2.04		(3.13)	(0.80)	0.93
Total from investment operations	$2.27		$(2.66)	$(0.33)	$1.30
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.49)	$(0.48)	$(0.35)
From net realized gain on investments	—		(0.01)	(0.10)	(0.00	)(w)
Total distributions declared to shareholders	$(0.23)		$(0.50)	$(0.58)	$(0.35)
Net asset value, end of period	$8.92		$6.88	$10.04	$10.95
Total return (%) (r)(s)(t)	33.43	(n)	(27.43)	(3.18)	13.20	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.24	(a)	1.23	1.18	1.36	(a)
Expenses after expense reductions (f)	0.92	(a)	0.95	0.95	0.95	(a)
Net investment income	5.74	(a)	5.23	4.35	4.45	(a)
Portfolio turnover	39		80	89	46
Net assets at end of period (000 omitted)	$111,755		$91,445	$166,546	$156,447

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/09 (unaudited)		Years ended 2/29, 2/28
Class C			2009	2008	2007 (c)

Net asset value, beginning of period	$6.88		$10.03	$10.94	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.41	$0.39	$0.30
Net realized and unrealized gain (loss) on investments and foreign currency	2.03		(3.13)	(0.80)	0.93
Total from investment operations	$2.23		$(2.72)	$(0.41)	$1.23
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.42)	$(0.40)	$(0.29)
From net realized gain on investments	—		(0.01)	(0.10)	(0.00	)(w)
Total distributions declared to shareholders	$(0.20)		$(0.43)	$(0.50)	$(0.29)
Net asset value, end of period	$8.91		$6.88	$10.03	$10.94
Total return (%) (r)(s)(t)	32.81	(n)	(27.88)	(3.87)	12.51	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.99	(a)	1.93	1.89	2.01	(a)
Expenses after expense reductions (f)	1.67	(a)	1.65	1.65	1.65	(a)
Net investment income	5.01	(a)	4.54	3.64	3.67	(a)
Portfolio turnover	39		80	89	46
Net assets at end of period (000 omitted)	$55,373		$46,617	$82,486	$64,316

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/09 (unaudited)		Years ended 2/29, 2/28
Class I			2009	2008	2007 (c)

Net asset value, beginning of period	$6.88		$10.04	$10.95	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.24		$0.50	$0.51	$0.41
Net realized and unrealized gain (loss) on investments and foreign currency	2.04		(3.14)	(0.81)	0.91
Total from investment operations	$2.28		$(2.64)	$(0.30)	$1.32
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.51)	$(0.51)	$(0.37)
From net realized gain on investments	—		(0.01)	(0.10)	(0.00	)(w)
Total distributions declared to shareholders	$(0.24)		$(0.52)	$(0.61)	$(0.37)
Net asset value, end of period	$8.92		$6.88	$10.04	$10.95
Total return (%) (r)(s)	33.59	(n)	(27.21)	(2.89)	13.45	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)	0.93	0.88	1.29	(a)
Expenses after expense reductions (f)	0.67	(a)	0.65	0.65	0.65	(a)
Net investment income	5.79	(a)	5.56	4.67	4.84	(a)
Portfolio turnover	39		80	89	46
Net assets at end of period (000 omitted)	$3,158		$1,036	$1,507	$2,459

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/09 (unaudited)		Year ended 2/28/09 (i)
Class R1

Net asset value, beginning of period	$6.87		$9.83
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	2.04		(2.94)
Total from investment operations	$2.24		$(2.67)
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.29)
Net asset value, end of period	$8.91		$6.87
Total return (%) (r)(s)	33.01	(n)	(27.52	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.99	(a)	1.97	(a)
Expenses after expense reductions (f)	1.67	(a)	1.65	(a)
Net investment income	4.98	(a)	4.76	(a)
Portfolio turnover	39		80
Net assets at end of period (000 omitted)	$96		$73

Class R2	Six months ended 8/31/09 (unaudited)		Year ended 2/28/09 (i)

Net asset value, beginning of period	$6.87		$9.83
Income (loss) from investment operations
Net investment income (d)	$0.22		$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	2.04		(2.93)
Total from investment operations	$2.26		$(2.64)
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.32)
Net asset value, end of period	$8.91		$6.87
Total return (%) (r)(s)	33.32	(n)	(27.27	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.49	(a)	1.48	(a)
Expenses after expense reductions (f)	1.17	(a)	1.15	(a)
Net investment income	5.48	(a)	5.26	(a)
Portfolio turnover	39		80
Net assets at end of period (000 omitted)	$97		$73

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/09 (unaudited)		Year ended 2/28/09 (i)
Class R3

Net asset value, beginning of period	$6.88		$9.84
Income (loss) from investment operations
Net investment income (d)	$0.23		$0.31
Net realized and unrealized gain (loss) on investments and foreign currency	2.04		(2.93)
Total from investment operations	$2.27		$(2.62)
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.34)
Net asset value, end of period	$8.92		$6.88
Total return (%) (r)(s)	33.43	(n)	(27.12	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.24	(a)	1.22	(a)
Expenses after expense reductions (f)	0.92	(a)	0.90	(a)
Net investment income	5.72	(a)	5.49	(a)
Portfolio turnover	39		80
Net assets at end of period (000 omitted)	$97		$73

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/09 (unaudited)		Year ended 2/28/09 (i)
Class R4

Net asset value, beginning of period	$6.88		$9.84
Income (loss) from investment operations
Net investment income (d)	$0.24		$0.32
Net realized and unrealized gain (loss) on investments and foreign currency	2.04		(2.93)
Total from investment operations	$2.28		$(2.61)
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.35)
Net asset value, end of period	$8.92		$6.88
Total return (%) (r)(s)	33.59	(n)	(26.99	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	0.97	(a)
Expenses after expense reductions (f)	0.67	(a)	0.65	(a)
Net investment income	5.98	(a)	5.76	(a)
Portfolio turnover	39		80
Net assets at end of period (000 omitted)	$98		$73

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, May 26, 2006, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class’ inception, July 1, 2008 (Classes R1, R2, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Diversified Income Fund (the fund) is a series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the fund’s Statement of Assets and Liabilities through October 16, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates. The fund may invest a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or

Notes to Financial Statements (unaudited) – continued

exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily

Notes to Financial Statements (unaudited) – continued

available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and

Notes to Financial Statements (unaudited) – continued

written options. The following is a summary of the levels used as of August 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$69,857,332	$70,248	$5,839	$69,933,419
Foreign Equities	805,399	458,229	—	1,263,628
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	7,700,618	—	7,700,618
Non-U.S. Sovereign Debt	—	17,856,588	—	17,856,588
Municipal Bonds	—	1,407,653	—	1,407,653
Corporate Bonds	—	35,584,503	—	35,584,503
Residential Mortgage-Backed Securities	—	18,930,574	—	18,930,574
Commercial Mortgage-Backed Securities	—	1,979,023	—	1,979,023
Foreign Bonds	—	4,358,162	—	4,358,162
Floating Rate Loans	—	3,641,178	—	3,641,178
Other Fixed Income Securities	—	255,469	—	255,469
Mutual Funds	7,621,379	—	—	7,621,379
Total Investments	$78,284,110	$92,242,245	$5,839	$170,532,194

Other Financial Instruments
Futures	$2,972	$—	$—	$2,972
Forward Currency Contracts	—	(13,248)	—	(13,248)

For further information regarding security characteristics, see the Portfolio of Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 2/28/09	$9,326
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(3,487)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of 8/31/09	$5,839

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Notes to Financial Statements (unaudited) – continued

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the fund’s derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not considered to be hedging instruments under FAS 133.

Notes to Financial Statements (unaudited) – continued

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at August 31, 2009:

		Asset Derivatives			Liability Derivatives
		Location on Statement of Assets and Liabilities	Fair Value		Location on Statement of Assets and Liabilities	Fair Value
Interest Rate Contracts	Interest Rate Futures	Unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	$7,687	(a)	Unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	$(4,715	)(a)
Foreign Exchange Contracts	Forward Foreign Currency Exchange Contracts	Receivable for forward foreign currency exchange contracts	1,488		Payable for forward foreign currency exchange contracts	(14,736)
Total Derivatives not Accounted for as Hedging Instruments Under FAS 133			$9,175			$(19,451)

(a)	Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s Portfolio of Investments. Only the current day’s variation margin for futures contracts is reported within the fund’s Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended August 31, 2009 as reported in the Statement of Operations:

	Investment Transactions (i.e., Purchased Options)	Futures Contracts	Foreign Currency Transactions	Total
Interest Rate Contracts	$(2,438)	$20,137	$—	$17,699
Foreign Exchange Contracts	—	—	(51,637)	(51,637)
Total	$(2,438)	$20,137	$(51,637)	$(33,938)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended August 31, 2009 as reported in the Statement of Operations:

	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies	Total
Interest Rate Contracts	$(855)	$—	$(855)
Foreign Exchange Contracts	—	(22,821)	(22,821)
Total	$(855)	$(22,821)	$(23,676)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet

Notes to Financial Statements (unaudited) – continued

assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Purchased Options – The fund may purchase call or put options for a premium. Purchased options entitle the holder to buy or sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased option, the premium paid is either added to the cost of the security or financial instrument in the case of a call option, or offset against the proceeds on the sale of the underlying security or financial instrument in the case of a put option, in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Notes to Financial Statements (unaudited) – continued

Futures Contracts – The fund may use futures contracts to gain or to hedge against broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. The fund’s maximum risk

Notes to Financial Statements (unaudited) – continued

due to counterparty credit risk is the notional amount of the contract. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Hybrid Instruments – The fund may invest in indexed or hybrid securities on which any combination of interest payments, the principal or stated amount payable at maturity is determined by reference to prices of other securities, currencies, indices, economic factors or other measures, including interest rates, currency exchange rates, or securities indices. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swaps, options, futures and currencies. Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark, underlying assets or economic indicator may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark, underlying asset or economic indicator may not move in the same direction or at the same time.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At August 31, 2009, there were no securities on loan.

Loans and Other Direct Debt Instruments – The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which

Notes to Financial Statements (unaudited) – continued

obligate the fund to supply additional cash to the borrower on demand. At August 31, 2009, the portfolio had unfunded loan commitments of $12,859, which could be extended at the option of the borrower and which are covered by sufficient cash and/or liquid securities held by the fund. The market value and obligation of the fund on these unfunded loan commitments is included in Investments, at value and Payable for investments purchased, respectively, on the Statement of Assets and Liabilities. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended August 31, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue

Notes to Financial Statements (unaudited) – continued

Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, distressed securities, wash sale loss deferrals, and straddle loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

2/28/09
Ordinary income (including any short-term capital gains)	$10,699,563
Long-term capital gain	303,519
$11,003,082

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 8/31/09
Cost of investments	$177,515,965
Gross appreciation	12,486,898
Gross depreciation	(19,470,669)
Net unrealized appreciation (depreciation)	$(6,983,771)

As of 2/28/09
Undistributed ordinary income	1,030,256
Capital loss carryforwards	(14,203,673)
Post-October capital loss deferral	(18,281,715)
Other temporary differences	(1,243,151)
Net unrealized appreciation (depreciation)	(57,717,168)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of February 28, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

2/28/17	$(14,203,673)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 8/31/09	Year ended 2/28/09	Six months ended 8/31/09	Year ended 2/28/09
Class A	$3,010,518	$7,389,821	$—	$201,107
Class C	1,313,502	3,219,569	—	101,612
Class I	43,572	75,606	—	1,840
Class R1	2,186	3,045	—	—
Class R2	2,401	3,344	—	—
Class R3	2,509	3,496	—	—
Class R4	2,618	3,642	—	—
Total	$4,377,306	$10,698,523	$—	$304,559

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets. The adviser and the fund have engaged a sub-adviser for the real estate related component of the fund, Sun Capital Advisers LLC, referred to as Sun Capital or the sub-adviser. MFS pays a sub-advisory fee to the sub-adviser in an amount equal to 0.30% annually of the average daily net asset value of the fund’s assets managed by the sub-adviser.

At the commencement of the period until June 30, 2009, the investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets.

Class A	Class C	Class I	Class R1	Class R2	Class R3	Class R4
0.90%	1.65%	0.65%	1.65%	1.15%	0.90%	0.65%

Effective July 1, 2009, the investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets.

Class A	Class C	Class I	Class R1	Class R2	Class R3	Class R4
0.95%	1.70%	0.70%	1.70%	1.20%	0.95%	0.70%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until June 30, 2010. For the six months ended August 31, 2009, these reductions amounted to $250,092 and are reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $14,269 for the six months ended August 31, 2009, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a

Notes to Financial Statements (unaudited) – continued

service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$128,892
Class C	0.75%	0.25%	1.00%	1.00%	256,215
Class R1	0.75%	0.25%	1.00%	1.00%	427
Class R2	0.25%	0.25%	0.50%	0.50%	214
Class R3	—	0.25%	0.25%	0.25%	108
Total Distribution and Service Fees					$385,856

(d)	As of August 31, 2009, in accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended August 31, 2009 based on each class’ average daily net assets. Effective March 1, 2009, the 0.10% Class A annual distribution fee was eliminated.

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended August 31, 2009, were as follows:

Amount
Class A	$—
Class C	3,277

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended August 31, 2009, the fee was $32,090, which equated to 0.0410% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended August 31, 2009, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $72,025.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.

Notes to Financial Statements (unaudited) – continued

Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended August 31, 2009 was equivalent to an annual effective rate of 0.0241% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended August 31, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $772 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $632, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$13,475,236	$16,134,776
Investments (non-U.S. Government securities)	$45,942,695	$54,086,324

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 8/31/09		Year ended 2/28/09
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,630,846	$13,041,265	2,270,917	$20,962,624
Class C	448,257	3,602,892	1,141,244	10,335,267
Class I	211,042	1,873,408	53,881	477,755
Class R1	—	—	10,173	100,000
Class R2	—	—	10,173	100,000
Class R3	—	—	10,162	100,000
Class R4	—	—	10,163	100,000
	2,290,145	$18,517,565	3,506,713	$32,175,646
Shares issued to shareholders in reinvestment of distributions
Class A	298,552	$2,423,504	692,298	$6,075,547
Class C	103,408	837,543	233,961	2,048,749
Class I	4,659	37,857	8,885	77,430
Class R1	269	2,186	377	3,045
Class R2	296	2,401	413	3,343
Class R3	309	2,509	431	3,376
Class R4	322	2,618	449	3,642
	407,815	$3,308,618	936,814	$8,215,132
Shares reacquired
Class A	(2,689,722)	$(21,100,408)	(6,264,365)	$(54,667,121)
Class C	(1,118,420)	(8,633,713)	(2,820,150)	(24,581,087)
Class I	(12,363)	(99,973)	(62,262)	(559,807)
	(3,820,505)	$(29,834,094)	(9,146,777)	$(79,808,015)
Net change
Class A	(760,324)	$(5,635,639)	(3,301,150)	$(27,628,950)
Class C	(566,755)	(4,193,278)	(1,444,945)	(12,197,071)
Class I	203,338	1,811,292	504	(4,622)
Class R1	269	2,186	10,550	103,045
Class R2	296	2,401	10,586	103,343
Class R3	309	2,509	10,593	103,376
Class R4	322	2,618	10,612	103,642
	(1,122,545)	$(8,007,911)	(4,703,250)	$(39,417,237)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided

Notes to Financial Statements (unaudited) – continued

by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended August 31, 2009, the fund’s commitment fee and interest expense were $1,113 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,507,238	40,189,389	(35,075,248)	7,621,379

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,772	$7,621,379

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS and investment sub-advisory agreement among MFS Series Trust XIII, on behalf of the Fund, MFS and Sun Capital Advisors LLC (“Sun Capital”) (together, the “Agreements”). The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2009 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreements for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS and Sun Capital during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the Agreements, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreements for the Fund were considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS and Sun Capital, as applicable, under the Agreements and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for the one-year period ended December 31, 2008 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients

Board Review of Investment Advisory Agreement – continued

of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds, and (ix) information regarding the overall organization of Sun Capital, including information about Sun Capital personnel providing investment advisory services to the Fund. The comparative fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS or Sun Capital.

The Trustees’ conclusion as to the continuation of the Agreements was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds for the one-year period ended December 31, 2008. The total return performance of the Fund’s Class A shares was in the 4th quintile relative to the other funds in the universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on May 26, 2006; therefore, no performance data for the three- or five-year period was available. Because of the passage of time, this performance is likely to differ from performance results for more recent periods, including those shown elsewhere in this report.

The Trustees expressed concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance. In addition, the Trustees requested

Board Review of Investment Advisory Agreement – continued

that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one year period, but that they would continue to closely monitor the performance of the Fund.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee, sub-advisory fee, and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees noted that MFS (and not the Fund) pays Sun Capital its sub-advisory fee from its advisory fees. The Trustees considered that MFS currently observes an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate and sub-advisory fee rate schedules are not currently subject to any breakpoints. Taking into account the expense limitation noted above, the Trustees determined not to recommend any advisory fee or sub-advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS and Sun Capital relating to MFS’ and Sun Capital’s costs and profits with respect to the Fund, and with respect to the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

Board Review of Investment Advisory Agreement – continued

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the advisory fee charged to the Fund and the sub-advisory fee paid by MFS to Sun Capital represent reasonable compensation in light of the services being provided by MFS and Sun Capital to the Fund.

In addition, the Trustees considered MFS’ and Sun Capital’s resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS, Sun Capital and their ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser and sub-adviser that also serve other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreements, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS and Sun Capital. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ and Sun Capital’s interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS and Sun Capital from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. The Trustees noted that Sun Capital may obtain third-party research with soft dollar commissions. Additionally, the Trustees considered so-called “fall-out benefits” to MFS and Sun Capital such as reputational value derived from serving as an investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS and MFS’ investment sub-advisory agreement with Sun Capital should be continued for an additional one-year period, commencing August 1, 2009.

Board Review of Investment Advisory Agreement – continued

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2009 by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

CONTACT US

Web site mfs.com MFS TALK 1-800-637-8255 24 hours a day Account service and literature Shareholders 1-800-225-2606 Investment professionals 1-800-343-2829 Retirement plan services 1-800-637-1255	Mailing address MFS Service Center, Inc. P.O. Box 55824 Boston, MA 02205-5824 Overnight mail MFS Service Center, Inc. c/o Boston Financial Data Services 30 Dan Road Canton, MA 02021-2809

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® Government Securities Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

8/31/09

MFG-SEM

LETTER FROM THE CEO

Dear Shareholders:

In the fall of 2008, the markets took investors on what was perhaps the most tumultuous ride of their lives. Many are now debating when the market will stage a sustainable recovery, but not even the most experienced investor can provide a definitive answer to that question.

Even so, the basic rules of investing have not changed, and the turbulence reinforced the benefits of investing through the waves. Investors who jumped ship early on may have regretted their decisions when the markets gained some traction in the early half of this year. While anyone with a short-term horizon may have needed to take some action, most with longer-term goals probably found the best option was to stick with their long-term strategy.

At MFS® we believe investors are always best served by developing a plan with their investment professionals that addresses specific long-term needs. Most advisors agree that yearly reviews are important to monitor a plan’s progress. Most would also caution their clients against reacting too quickly to the daily news. When markets do recover, they often gain ground in quick, sudden bursts. If you are out of the market, you can easily miss the benefits of these rallies.

Few of us would again like to live through the kind of market turmoil we saw over the past year. But as turbulent as markets were, in our view, they proved that the fundamental principles of long-term investing still apply.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

October 15, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Mortgage-Backed Securities	63.2%
U.S. Treasury Securities	15.6%
U.S. Government Agencies and Equivalents	11.7%
Municipal Bonds	3.5%
Commercial Mortgage-Backed Securities	2.0%
High Grade Corporates	0.3%

Credit quality of bonds (r)
AAA	96.8%
AA	2.8%
Not Rated	0.4%

Portfolio facts
Average Duration (d)(i)	3.9
Average Effective Maturity (i)(m)	5.4 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	AAA
Average Credit Quality of Rated Securities (short-term) (a)(c)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(c)	Includes holding in the MFS Institutional Money Market Portfolio which is not rated by a public rating agency. The average credit quality of rated securities (short-term) is based upon a market weighted average of the underlying holdings within the MFS Institutional Money Market Portfolio that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 8/31/09.

Percentages are based on net assets as of 8/31/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, March 1, 2009 through August 31, 2009

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2009 through August 31, 2009.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 3/01/09	Ending Account Value 8/31/09	Expenses Paid During Period (p) 3/01/09-8/31/09
A	Actual	0.88%	$1,000.00	$1,037.07	$4.52
	Hypothetical (h)	0.88%	$1,000.00	$1,020.77	$4.48
B	Actual	1.63%	$1,000.00	$1,033.23	$8.35
	Hypothetical (h)	1.63%	$1,000.00	$1,016.99	$8.29
C	Actual	1.63%	$1,000.00	$1,032.14	$8.35
	Hypothetical (h)	1.63%	$1,000.00	$1,016.99	$8.29
I	Actual	0.63%	$1,000.00	$1,038.36	$3.24
	Hypothetical (h)	0.63%	$1,000.00	$1,022.03	$3.21
R1	Actual	1.63%	$1,000.00	$1,033.23	$8.35
	Hypothetical (h)	1.63%	$1,000.00	$1,016.99	$8.29
R2	Actual	1.13%	$1,000.00	$1,035.80	$5.80
	Hypothetical (h)	1.13%	$1,000.00	$1,019.51	$5.75
R3	Actual	0.88%	$1,000.00	$1,037.07	$4.52
	Hypothetical (h)	0.88%	$1,000.00	$1,020.77	$4.48
R4	Actual	0.63%	$1,000.00	$1,037.32	$3.24
	Hypothetical (h)	0.63%	$1,000.00	$1,022.03	$3.21

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

8/31/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 92.4%

Issuer	Shares/Par	Value ($)
Agency - Other - 6.4%
Financing Corp., 10.7%, 2017	$14,360,000	$20,566,757
Financing Corp., 9.4%, 2018	11,750,000	15,956,982
Financing Corp., 9.8%, 2018	14,975,000	20,813,109
Financing Corp., 10.35%, 2018	15,165,000	21,559,474
Financing Corp., STRIPS, 0%, 2017	18,780,000	13,154,620

		$92,050,942
Asset Backed & Securitized - 1.9%
Banc of America Commercial Mortgage, Inc., FRN, 5.837%, 2049	$6,008,260	$4,602,650
Commercial Mortgage Pass-Through Certificates, 5.306%, 2046	9,314,763	7,985,972
Greenwich Capital Commercial Funding Corp., FRN, 6.116%, 2038	1,495,653	1,306,056
GS Mortgage Securities Corp., 5.56%, 2039	5,073,180	4,455,047
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.006%, 2049	5,431,290	4,593,599
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.188%, 2051	5,341,614	4,618,780

		$27,562,104
Local Authorities - 0.3%
University of California Rev. (Build America Bonds), 5.77%, 2043	$2,750,000	$2,854,417
Utah Transit Authority Sales Tax Rev. (Build America Bonds), “B”, 5.937%, 2039	900,000	957,249

		$3,811,666
Mortgage Backed - 63.0%
Fannie Mae, 4%, 2016	$1,396,550	$1,430,385
Fannie Mae, 4.35%, 2013	882,526	918,152
Fannie Mae, 4.374%, 2013	2,455,211	2,562,937
Fannie Mae, 4.5%, 2015-2028	41,893,786	43,769,417
Fannie Mae, 4.543%, 2013	1,403,768	1,473,364
Fannie Mae, 4.56%, 2015	2,281,358	2,377,653
Fannie Mae, 4.582%, 2014	2,627,754	2,754,851
Fannie Mae, 4.6%, 2014	1,764,392	1,847,467
Fannie Mae, 4.62%, 2015	3,260,223	3,408,953
Fannie Mae, 4.665%, 2015	1,540,905	1,613,692
Fannie Mae, 4.666%, 2014	5,752,998	6,037,509
Fannie Mae, 4.69%, 2015	1,255,745	1,316,609

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage Backed - continued
Fannie Mae, 4.7%, 2015	$2,336,107	$2,443,512
Fannie Mae, 4.73%, 2012	2,689,782	2,830,433
Fannie Mae, 4.74%, 2015	1,746,553	1,834,559
Fannie Mae, 4.77%, 2014	1,518,588	1,601,996
Fannie Mae, 4.78%, 2015	1,901,600	1,999,421
Fannie Mae, 4.786%, 2012	729,096	767,366
Fannie Mae, 4.79%, 2012-2015	14,135,292	14,827,107
Fannie Mae, 4.81%, 2015	1,638,464	1,730,155
Fannie Mae, 4.815%, 2015	1,968,000	2,073,080
Fannie Mae, 4.82%, 2014-2015	5,084,890	5,363,395
Fannie Mae, 4.839%, 2014	8,368,987	8,837,926
Fannie Mae, 4.845%, 2013	3,646,020	3,855,559
Fannie Mae, 4.85%, 2015	1,406,020	1,483,752
Fannie Mae, 4.87%, 2015	1,341,047	1,415,359
Fannie Mae, 4.872%, 2014	5,518,167	5,817,020
Fannie Mae, 4.874%, 2019	5,436,723	5,715,142
Fannie Mae, 4.88%, 2020	1,173,797	1,224,904
Fannie Mae, 4.89%, 2015	1,241,705	1,312,518
Fannie Mae, 4.92%, 2014	1,007,340	1,053,274
Fannie Mae, 4.921%, 2015	4,692,922	4,971,178
Fannie Mae, 4.935%, 2014	766,178	812,420
Fannie Mae, 4.989%, 2017	4,598,328	4,880,722
Fannie Mae, 5%, 2013-2039	67,151,397	69,886,950
Fannie Mae, 5.05%, 2017	2,353,000	2,491,137
Fannie Mae, 5.06%, 2013-2017	3,315,332	3,497,925
Fannie Mae, 5.09%, 2016	600,000	636,772
Fannie Mae, 5.098%, 2013	2,755,099	2,937,349
Fannie Mae, 5.1%, 2014-2015	3,214,493	3,423,688
Fannie Mae, 5.16%, 2018	685,003	732,799
Fannie Mae, 5.19%, 2020	2,050,684	2,114,417
Fannie Mae, 5.27%, 2016	650,000	696,015
Fannie Mae, 5.3%, 2017	776,902	832,302
Fannie Mae, 5.37%, 2013-2018	3,791,058	4,071,951
Fannie Mae, 5.38%, 2017	2,050,321	2,205,553
Fannie Mae, 5.423%, 2016	2,897,335	3,139,475
Fannie Mae, 5.466%, 2015	5,464,391	5,926,007
Fannie Mae, 5.5%, 2017-2038	209,350,521	219,320,474
Fannie Mae, 5.503%, 2011	1,743,000	1,865,335
Fannie Mae, 6%, 2017-2037	75,218,634	79,525,700
Fannie Mae, 6.005%, 2012	1,172,867	1,254,753
Fannie Mae, 6.088%, 2011	2,736,000	2,909,051
Fannie Mae, 6.26%, 2012	368,757	398,456

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage Backed - continued
Fannie Mae, 6.5%, 2016-2037	$25,330,879	$27,246,232
Fannie Mae, 7.5%, 2024-2031	514,835	573,954
Freddie Mac, 3.75%, 2024	725,386	731,342
Freddie Mac, 4%, 2024	995,600	1,003,556
Freddie Mac, 4.375%, 2015	3,759,500	3,878,653
Freddie Mac, 4.5%, 2010-2026	21,151,366	21,698,992
Freddie Mac, 5%, 2016-2032	54,156,726	56,296,536
Freddie Mac, 5.085%, 2019	6,865,000	7,216,824
Freddie Mac, 5.5%, 2021-2036	94,677,578	98,668,079
Freddie Mac, 6%, 2017-2038	51,282,781	54,280,920
Freddie Mac, 6.5%, 2016-2038	10,582,873	11,280,124
Ginnie Mae, 5.5%, 2033-2038	40,812,060	42,804,162
Ginnie Mae, 5.612%, 2058	12,820,571	13,309,291
Ginnie Mae, 6.36%, 2058	6,847,310	7,233,808

		$900,450,369
Municipals - 3.5%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$12,420,000	$13,601,390
Harris County, TX, “C”, FSA, 5.25%, 2027	8,275,000	9,430,190
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2028	7,075,000	8,134,764
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2027	5,080,000	5,970,067
Massachusetts Water Pollution Abatement Trust, 5.25%, 2033	2,465,000	2,824,644
Massachusetts Water Resources Authority Rev., “B”, FSA, 5.25%, 2035	8,950,000	9,911,946

		$49,873,001
U.S. Government Agencies and Equivalents - 5.1%
Aid-Egypt, 4.45%, 2015	$8,777,000	$9,202,509
Empresa Energetica Cornito Ltd., 6.07%, 2010	2,402,000	2,469,088
Farmer Mac, 5.5%, 2011 (n)	11,110,000	11,863,247
Small Business Administration, 9.05%, 2009	3,603	3,603
Small Business Administration, 9.1%, 2009	985	992
Small Business Administration, 9.5%, 2010	16,317	16,598
Small Business Administration, 9.65%, 2010	11,382	11,649
Small Business Administration, 9.25%, 2010	12,732	13,062
Small Business Administration, 9.7%, 2010	13,110	13,326
Small Business Administration, 9.3%, 2010	40,340	41,398
Small Business Administration, 8.625%, 2011	31,951	33,105
Small Business Administration, 8.8%, 2011	42,135	43,112
Small Business Administration, 6.35%, 2021	1,775,382	1,910,320

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 6.34%, 2021	$2,181,889	$2,348,142
Small Business Administration, 6.44%, 2021	1,872,005	2,019,309
Small Business Administration, 6.625%, 2021	2,130,846	2,307,776
Small Business Administration, 6.07%, 2022	2,068,063	2,220,364
Small Business Administration, 4.98%, 2023	2,074,747	2,159,352
Small Business Administration, 4.89%, 2023	4,899,125	5,128,781
Small Business Administration, 4.77%, 2024	4,148,775	4,331,744
Small Business Administration, 5.52%, 2024	3,136,531	3,321,524
Small Business Administration, 4.99%, 2024	3,613,521	3,786,533
Small Business Administration, 4.86%, 2024	2,809,122	2,943,874
Small Business Administration, 4.86%, 2025	4,057,692	4,250,186
Small Business Administration, 5.11%, 2025	3,769,892	3,959,050
U.S. Department of Housing & Urban Development, 6.36%, 2016	7,000,000	7,522,816
U.S. Department of Housing & Urban Development, 6.59%, 2016	1,380,000	1,399,857

		$73,321,317
U.S. Treasury Obligations - 12.2%
U.S. Treasury Bonds, 7.5%, 2016	$3,421,000	$4,386,095
U.S. Treasury Bonds, 4.75%, 2017	11,447,000	12,673,077
U.S. Treasury Bonds, 6.25%, 2023	1,445,000	1,788,188
U.S. Treasury Bonds, 6%, 2026	5,933,000	7,279,049
U.S. Treasury Bonds, 6.75%, 2026 (f)	6,811,000	9,007,548
U.S. Treasury Bonds, 5.25%, 2029	32,138,000	36,803,024
U.S. Treasury Bonds, 6.25%, 2030	3,166,000	4,087,110
U.S. Treasury Bonds, 5%, 2037	3,846,000	4,364,610
U.S. Treasury Notes, 1.125%, 2012	12,294,000	12,266,142
U.S. Treasury Notes, 4.125%, 2012	15,630,000	16,847,436
U.S. Treasury Notes, 3.625%, 2013	5,523,000	5,880,703
U.S. Treasury Notes, 3.375%, 2013	2,594,000	2,738,494
U.S. Treasury Notes, 3.125%, 2013	2,280,000	2,380,641
U.S. Treasury Notes, 4%, 2014	2,232,000	2,406,897
U.S. Treasury Notes, 2.625%, 2016	4,787,000	4,690,140
U.S. Treasury Notes, 3.75%, 2018	42,779,000	43,928,686
U.S. Treasury Notes, 6.375%, 2027	2,309,000	2,966,705

		$174,494,545
Total Bonds (Identified Cost, $1,262,788,542)		$1,321,563,944

8

Portfolio of Investments (unaudited) – continued

Money Market Funds (v) - 9.1%
Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 0.2% at Cost and Net Asset Value	129,215,351	$129,215,351
Total Investments (Identified Cost, $1,392,003,893)		$1,450,779,295

Other Assets, Less Liabilities - (1.5)%		(20,840,126)
Net Assets - 100.0%		$1,429,939,169

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $11,863,247 representing 0.8% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

Derivative Contracts at 8/31/09

Futures Contracts Outstanding at 8/31/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr (Long)	USD	180	$38,941,875	Dec-09	$89,368
U.S. Treasury Note 5 yr (Long)	USD	141	16,250,250	Dec-09	72,210
					$161,578

Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	60	7,185,000	Dec-09	$(9,116)

At August 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Insurers
FSA	Financial Security Assurance, Inc.

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 8/31/09 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,262,788,542)	$1,321,563,944
Underlying funds, at cost and value	129,215,351
Total investments, at value (identified cost, $1,392,003,893)	$1,450,779,295
Receivables for
Daily variation margin on open futures contracts	54,094
Investments sold	1,473
Fund shares sold	4,048,092
Interest	7,858,583
Other assets	5,201
Total assets	$1,462,746,738
Liabilities
Payables for
Distributions	$903,972
Investments purchased	29,856,797
Fund shares reacquired	1,573,426
Payable to affiliates
Investment adviser	62,389
Shareholder servicing costs	245,301
Distribution and service fees	49,136
Administrative services fee	2,826
Payable for independent Trustees’ compensation	95,289
Accrued expenses and other liabilities	18,433
Total liabilities	$32,807,569
Net assets	$1,429,939,169
Net assets consist of
Paid-in capital	$1,408,250,446
Unrealized appreciation (depreciation) on investments	58,927,864
Accumulated net realized gain (loss) on investments	(35,625,454)
Accumulated distributions in excess of net investment income	(1,613,687)
Net assets	$1,429,939,169
Shares of beneficial interest outstanding	141,864,069

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$874,500,269	86,762,397	$10.08
Class B	88,422,178	8,784,311	10.07
Class C	105,334,646	10,426,640	10.10
Class I	268,228,113	26,613,193	10.08
Class R1	5,939,637	589,918	10.07
Class R2	46,705,230	4,638,463	10.07
Class R3	35,687,250	3,541,110	10.08
Class R4	5,121,846	508,037	10.08

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

(a)	Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.58.

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 8/31/09 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$32,954,625
Dividends from underlying funds	65,844
Total investment income		$33,020,469
Expenses
Management fee	$2,875,133
Distribution and service fees	2,323,387
Shareholder servicing costs	1,181,998
Administrative services fee	140,375
Independent Trustees’ compensation	27,395
Custodian fee	96,417
Shareholder communications	32,943
Auditing fees	24,759
Legal fees	21,207
Miscellaneous	128,096
Total expenses		$6,851,710
Reduction of expenses by investment adviser	(5,944)
Net expenses		$6,845,766
Net investment income		$26,174,703
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis) Investment transactions	$7,151,670
Futures contracts	802,506
Net realized gain (loss) on investments		$7,954,176
Change in unrealized appreciation (depreciation)
Investments	$17,161,384
Futures contracts	(452,149)
Net unrealized gain (loss) on investments		$16,709,235
Net realized and unrealized gain (loss) on investments		$24,663,411
Change in net assets from operations		$50,838,114

See Notes to Financial Statements

11

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 8/31/09 (unaudited)	Year ended 2/28/09
From operations
Net investment income	$26,174,703	$55,146,606
Net realized gain (loss) on investments	7,954,176	18,126,845
Net unrealized gain (loss) on investments	16,709,235	8,704,474
Change in net assets from operations	$50,838,114	$81,977,925
Distributions declared to shareholders
From net investment income	$(28,742,368)	$(60,313,891)
Change in net assets from fund share transactions	$(32,648,103)	$56,939,681
Total change in net assets	$(10,552,357)	$78,603,715
Net assets
At beginning of period	1,440,491,526	1,361,887,811
At end of period (including accumulated distributions in excess of net investment income of $1,613,687 and undistributed net investment income of $953,978)	$1,429,939,169	$1,440,491,526

See Notes to Financial Statements

12

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 8/31/09 (unaudited)		Years ended 2/28, 2/29
Class A			2009	2008	2007	2006	2005

Net asset value, beginning of period	$9.92		$9.78	$9.48	$9.47	$9.65	$9.84
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.39	$0.41	$0.40	$0.39	$0.36
Net realized and unrealized gain (loss) on investments	0.17		0.17	0.33	0.04	(0.17)	(0.19)
Total from investment operations	$0.36		$0.56	$0.74	$0.44	$0.22	$0.17
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.42)	$(0.44)	$(0.43)	$(0.40)	$(0.36)
Net asset value, end of period	$10.08		$9.92	$9.78	$9.48	$9.47	$9.65
Total return (%) (r)(s)(t)	3.71	(n)	5.95	8.02	4.75	2.28	1.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	0.91	0.84	0.88	0.90	0.93
Expenses after expense reductions (f)	0.88	(a)	0.80	0.73	0.78	0.80	0.83
Net investment income	3.71	(a)	3.98	4.35	4.29	4.03	3.75
Portfolio turnover	16		57	55	14	73	126
Net assets at end of period (000 omitted)	$874,500		$888,523	$740,620	$731,126	$826,001	$932,879

See Notes to Financial Statements

13

Financial Highlights – continued

	Six months ended 8/31/09 (unaudited)		Years ended 2/28, 2/29
Class B			2009	2008	2007	2006	2005

Net asset value, beginning of period	$9.91		$9.77	$9.47	$9.46	$9.64	$9.83
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.32	$0.34	$0.33	$0.31	$0.29
Net realized and unrealized gain (loss) on investments	0.18		0.17	0.33	0.04	(0.16)	(0.18)
Total from investment operations	$0.33		$0.49	$0.67	$0.37	$0.15	$0.11
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.35)	$(0.37)	$(0.36)	$(0.33)	$(0.30)
Net asset value, end of period	$10.07		$9.91	$9.77	$9.47	$9.46	$9.64
Total return (%) (r)(s)(t)	3.32	(n)	5.16	7.22	3.97	1.52	1.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)	1.66	1.59	1.64	1.65	1.62
Expenses after expense reductions (f)	1.63	(a)	1.55	1.49	1.54	1.55	1.52
Net investment income	2.97	(a)	3.25	3.61	3.55	3.27	3.03
Portfolio turnover	16		57	55	14	73	126
Net assets at end of period (000 omitted)	$88,422		$102,852	$94,206	$124,277	$175,207	$233,734

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 8/31/09 (unaudited)		Years ended 2/28, 2/29
Class C			2009	2008	2007	2006	2005

Net asset value, beginning of period	$9.95		$9.81	$9.51	$9.50	$9.68	$9.87
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.31	$0.34	$0.33	$0.32	$0.29
Net realized and unrealized gain (loss) on investments	0.17		0.18	0.33	0.04	(0.17)	(0.18)
Total from investment operations	$0.32		$0.49	$0.67	$0.37	$0.15	$0.11
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.35)	$(0.37)	$(0.36)	$(0.33)	$(0.30)
Net asset value, end of period	$10.10		$9.95	$9.81	$9.51	$9.50	$9.68
Total return (%) (r)(s)(t)	3.21	(n)	5.16	7.21	3.97	1.52	1.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)	1.66	1.59	1.64	1.65	1.62
Expenses after expense reductions (f)	1.63	(a)	1.55	1.49	1.54	1.55	1.52
Net investment income	2.94	(a)	3.21	3.59	3.55	3.27	2.95
Portfolio turnover	16		57	55	14	73	126
Net assets at end of period (000 omitted)	$105,335		$92,046	$35,316	$27,529	$35,768	$44,692

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 8/31/09 (unaudited)		Years ended 2/28, 2/29
Class I			2009	2008	2007	2006	2005

Net asset value, beginning of period	$9.92		$9.78	$9.48	$9.47	$9.65	$9.84
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.41	$0.44	$0.42	$0.41	$0.39
Net realized and unrealized gain (loss) on investments	0.18		0.18	0.32	0.04	(0.17)	(0.19)
Total from investment operations	$0.38		$0.59	$0.76	$0.46	$0.24	$0.20
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.45)	$(0.46)	$(0.45)	$(0.42)	$(0.39)
Net asset value, end of period	$10.08		$9.92	$9.78	$9.48	$9.47	$9.65
Total return (%) (r)(s)	3.84	(n)	6.21	8.28	5.01	2.54	2.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63	(a)	0.66	0.59	0.63	0.65	0.60
Expenses after expense reductions (f)	0.63	(a)	0.55	0.48	0.53	0.55	0.50
Net investment income	3.99	(a)	4.26	4.61	4.54	4.34	4.09
Portfolio turnover	16		57	55	14	73	126
Net assets at end of period (000 omitted)	$268,228		$286,371	$449,109	$432,536	$359,623	$279,080

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 8/31/09 (unaudited)		Years ended 2/28, 2/29
Class R1			2009	2008	2007	2006 (i)

Net asset value, beginning of period	$9.91		$9.77	$9.48	$9.46	$9.57
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.32	$0.33	$0.32	$0.29
Net realized and unrealized gain (loss) on investments	0.18		0.17	0.32	0.05	(0.12	)(g)
Total from investment operations	$0.33		$0.49	$0.65	$0.37	$0.17
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.35)	$(0.36)	$(0.35)	$(0.28)
Net asset value, end of period	$10.07		$9.91	$9.77	$9.48	$9.46
Total return (%) (r)(s)	3.32	(n)	5.16	7.00	3.98	1.82	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)	1.66	1.68	1.82	1.85	(a)
Expenses after expense reductions (f)	1.63	(a)	1.55	1.58	1.62	1.68	(a)
Net investment income	2.97	(a)	3.24	3.45	3.45	3.25	(a)
Portfolio turnover	16		57	55	14	73
Net assets at end of period (000 omitted)	$5,940		$5,713	$3,832	$586	$192

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 8/31/09 (unaudited)		Years ended 2/28, 2/29
Class R2			2009	2008	2007	2006	2005

Net asset value, beginning of period	$9.91		$9.77	$9.48	$9.47	$9.65	$9.84
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.36	$0.37	$0.37	$0.35	$0.38
Net realized and unrealized gain (loss) on investments	0.18		0.18	0.32	0.03	(0.18)	(0.25)
Total from investment operations	$0.35		$0.54	$0.69	$0.40	$0.17	$0.13
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.40)	$(0.40)	$(0.39)	$(0.35)	$(0.32)
Net asset value, end of period	$10.07		$9.91	$9.77	$9.48	$9.47	$9.65
Total return (%) (r)(s)	3.58	(n)	5.69	7.51	4.34	1.82	1.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.13	(a)	1.16	1.19	1.37	1.40	1.36
Expenses after expense reductions (f)	1.13	(a)	1.05	1.09	1.17	1.24	1.26
Net investment income	3.45	(a)	3.74	3.95	3.89	3.64	3.99
Portfolio turnover	16		57	55	14	73	126
Net assets at end of period (000 omitted)	$46,705		$35,616	$13,863	$3,928	$1,392	$422

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 8/31/09 (unaudited)		Years ended 2/28, 2/29
Class R3			2009	2008	2007	2006 (i)

Net asset value, beginning of period	$9.92		$9.78	$9.48	$9.48	$9.58
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.39	$0.40	$0.39	$0.36
Net realized and unrealized gain (loss) on investments	0.18		0.17	0.33	0.02	(0.11	)(g)
Total from investment operations	$0.37		$0.56	$0.73	$0.41	$0.25
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.42)	$(0.43)	$(0.41)	$(0.35)
Net asset value, end of period	$10.08		$9.92	$9.78	$9.48	$9.48
Total return (%) (r)(s)	3.71	(n)	5.95	7.88	4.49	2.64	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	0.91	0.95	1.02	1.05	(a)
Expenses after expense reductions (f)	0.88	(a)	0.80	0.85	0.92	0.95	(a)
Net investment income	3.69	(a)	3.98	4.21	4.15	4.02	(a)
Portfolio turnover	16		57	55	14	73
Net assets at end of period (000 omitted)	$35,687		$25,009	$15,317	$8,108	$1,305

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 8/31/09 (unaudited)		Years ended 2/28, 2/29
Class R4			2009	2008	2007	2006 (i)

Net asset value, beginning of period	$9.93		$9.78	$9.51	$9.47	$9.58
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.41	$0.43	$0.42	$0.37
Net realized and unrealized gain (loss) on investments	0.17		0.19	0.29	0.06	(0.10	)(g)
Total from investment operations	$0.37		$0.60	$0.72	$0.48	$0.27
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.45)	$(0.45)	$(0.44)	$(0.38)
Net asset value, end of period	$10.08		$9.93	$9.78	$9.51	$9.47
Total return (%) (r)(s)	3.73	(n)	6.32	7.85	5.24	2.81	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63	(a)	0.66	0.65	0.73	0.75	(a)
Expenses after expense reductions (f)	0.63	(a)	0.55	0.55	0.63	0.65	(a)
Net investment income	3.95	(a)	4.23	4.47	4.44	4.20	(a)
Portfolio turnover	16		57	55	14	73
Net assets at end of period (000 omitted)	$5,122		$4,361	$3,772	$54	$51

Any redemption fees charged by the fund during the 2005 fiscal years resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, April 1, 2005 (Classes R1, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Government Securities Fund (the fund) is a series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the fund’s Statement of Assets and Liabilities through October 16, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates.

The fund may invest a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party

21

Notes to Financial Statements (unaudited) – continued

pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or

22

Notes to Financial Statements (unaudited) – continued

liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of August 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & Government Agency & Equivalents	$—	$339,866,804	$—	$339,866,804
Municipal Bonds	—	49,873,001	—	49,873,001
Corporate Bonds	—	3,811,666	—	3,811,666
Residential Mortgage-Backed Securities	—	900,450,369	—	900,450,369
Commercial Mortgage-Backed Securities	—	27,562,104	—	27,562,104
Mutual Funds	129,215,351	—	—	129,215,351
Total Investments	$129,215,351	$1,321,563,944	$—	$1,450,779,295

Other Financial Instruments
Futures	$152,462	$—	$—	$152,462

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of

23

Notes to Financial Statements (unaudited) – continued

derivative instruments on the fund’s results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the fund’s derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not considered to be hedging instruments under FAS 133.

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at August 31, 2009:

		Asset Derivatives			Liability Derivatives
		Location on Statement of Assets and Liabilities	Fair Value		Location on Statement of Assets and Liabilities	Fair Value
Interest Rate Contracts not Accounted for as Hedging Instruments Under FAS 133	Interest Rate Futures	Unrealized appreciation on investments	$161,578(a	)	Unrealized depreciation on investments	$(9,116)(a)

(a)	Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s Portfolio of Investments. Only the current day’s variation margin for futures contracts is reported within the fund’s Statement of Assets and Liabilities.

24

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended August 31, 2009 as reported in the Statement of Operations:

Futures Contracts
Interest Rate Contracts	$802,506

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended August 31, 2009 as reported in the Statement of Operations:

Futures Contracts
Interest Rate Contracts	$(452,149)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be

25

Notes to Financial Statements (unaudited) – continued

reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Futures Contracts – The fund may use futures contracts to gain or to hedge against broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Some securities may be purchased on a “when-issued” or “forward delivery” basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

26

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

The fund may enter into “TBA” (to be announced) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended August 31, 2009, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically

27

Notes to Financial Statements (unaudited) – continued

adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, and straddle loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

2/28/09
Ordinary income (including any short-term capital gains)	$60,313,891

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 8/31/09
Cost of investments	$1,392,303,552
Gross appreciation	$59,147,787
Gross depreciation	(672,044)
Net unrealized appreciation (depreciation)	$58,475,743

As of 2/28/09
Undistributed ordinary income	6,078,897
Capital loss carryforwards	(28,733,971)
Other temporary differences	(7,400,471)
Net unrealized appreciation (depreciation)	29,648,522

The aggregate cost above includes prior fiscal year end tax adjustments.

As of February 28, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

2/29/12	$(3,884,031)
2/28/13	(11,095,767)
2/28/14	(6,955,037)
2/28/15	(6,799,136)
$(28,733,971)

The availability of a portion of the capital loss carryforwards, which were acquired on November 19, 2004, in connection with the MFS Government Mortgage Fund merger, may be limited in a given year.

28

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statement of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 8/31/09	Year ended 2/28/09
Class A	$18,352,391	$34,242,413
Class B	1,666,081	3,368,060
Class C	1,724,649	1,920,789
Class I	5,344,949	18,559,115
Class R (b)	—	27,242
Class R1	106,128	168,193
Former Class R2 (b)	—	7,080
Class R2	801,498	1,019,497
Class R3	640,971	851,472
Class R4	105,701	180,030
Total	$28,742,368	$60,313,891

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following this conversion, Class R3, Class R4, and Class R5 shares were renamed Class R2, Class R3, and Class R4 shares, respectively.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

The investment adviser had agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that operating expenses did not exceed 0.25% annually of the fund’s average daily net assets for the period March 1, 2009 through June 30, 2009. For the period March 1, 2009 through June 30, 2009, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses.

29

Notes to Financial Statements (unaudited) – continued

The investment adviser has also agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets with respect to each class:

Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4
0.90%	1.65%	1.65%	0.65%	1.65%	1.15%	0.90%	0.65%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until June 30, 2011. For the six months ended August 31, 2009, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $151,945 for the six months ended August 31, 2009, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,127,429
Class B	0.75%	0.25%	1.00%	1.00%	500,114
Class C	0.75%	0.25%	1.00%	1.00%	519,412
Class R1	0.75%	0.25%	1.00%	1.00%	31,877
Class R2	0.25%	0.25%	0.50%	0.50%	105,062
Class R3	—	0.25%	0.25%	0.25%	39,493
Total Distribution and Service Fees					$2,323,387

(d)	As of August 31, 2009, in accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended August 31, 2009 based on each class’ average daily net assets.

30

Notes to Financial Statements (unaudited) – continued

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended August 31, 2009, were as follows:

Amount
Class A	$1,255
Class B	56,785
Class C	30,1226

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended August 31, 2009, the fee was $437,008, which equated to 0.0608% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended August 31, 2009, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $519,604.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended August 31, 2009, these costs for the fund amounted to $225,386 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended August 31,

31

Notes to Financial Statements (unaudited) – continued

2009 was equivalent to an annual effective rate of 0.0195% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB Plan for then current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. The DB Plan resulted in a pension expense of $3,568 and the Retirement Deferral plan resulted in an expense of $1,760. Both amounts are included in independent Trustees’ compensation for the six months ended August 31, 2009. The liability for deferred retirement benefits payable to certain independent Trustees under both Plans amounted to $95,281 at August 31, 2009, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended August 31, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $7,258 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $5,944, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

32

Notes to Financial Statements (unaudited) – continued

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$176,486,952	$280,740,811
Investments (non-U.S. Government securities)	$36,842,768	$83,255,411

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 8/31/09		Year ended 2/28/09
	Shares	Amount	Shares	Amount
Shares sold
Class A	14,537,122	$145,364,227	36,229,732	$353,298,621
Class B	1,444,321	14,414,637	5,054,054	49,209,313
Class C	3,562,957	35,707,149	7,530,047	73,680,973
Class I	7,687,996	76,830,613	2,318,775	22,546,276
Class R (b)	—	—	32,055	313,147
Class R1	238,436	2,378,833	410,987	3,997,989
Former Class R2 (b)	—	—	10,483	102,533
Class R2	2,262,323	22,609,841	3,309,244	32,248,235
Class R3	1,578,029	15,768,001	1,790,102	17,513,310
Class R4	150,989	1,510,843	289,133	2,819,189
	31,462,173	$314,584,144	56,974,612	$555,729,586

Shares issued to shareholders in reinvestment of distributions
Class A	1,364,739	$13,689,731	2,584,508	$25,149,001
Class B	133,237	1,334,700	275,795	2,679,317
Class C	105,765	1,063,581	133,289	1,303,894
Class I	525,852	5,275,422	1,909,001	18,530,779
Class R (b)	—	—	316	3,100
Class R1	10,429	104,507	17,260	167,779
Former Class R2 (b)	—	—	430	4,212
Class R2	66,385	665,236	87,813	854,500
Class R3	63,793	639,902	87,216	848,926
Class R4	2,719	27,279	4,471	43,490
	2,272,919	$22,800,358	5,100,099	$49,584,998

33

Notes to Financial Statements (unaudited) – continued

	Six months ended 8/31/09		Year ended 2/28/09
	Shares	Amount	Shares	Amount

Shares reacquired
Class A	(18,671,120)	$(186,517,929)	(24,995,709)	$(243,917,251)
Class B	(3,171,048)	(31,684,404)	(4,597,149)	(44,734,776)
Class C	(2,494,708)	(24,984,081)	(2,011,586)	(19,700,064)
Class I	(10,459,501)	(104,666,476)	(21,291,303)	(208,133,292)
Class R (b)	—	—	(512,315)	(4,971,830)
Class R1	(235,200)	(2,349,769)	(244,141)	(2,377,979)
Former Class R2 (b)	—	—	(129,745)	(1,258,860)
Class R2	(1,282,521)	(12,781,748)	(1,223,250)	(11,930,112)
Class R3	(620,892)	(6,200,618)	(923,038)	(9,012,778)
Class R4	(85,055)	(847,580)	(239,795)	(2,337,961)
	(37,020,045)	$(370,032,605)	(56,168,031)	$(548,374,903)

Net change
Class A	(2,769,259)	$(27,463,971)	13,818,531	$134,530,371
Class B	(1,593,490)	(15,935,067)	732,700	7,153,854
Class C	1,174,014	11,786,649	5,651,750	55,284,803
Class I	(2,245,653)	(22,560,441)	(17,063,527)	(167,056,237)
Class R (b)	—	—	(479,944)	(4,655,583)
Class R1	13,665	133,571	184,106	1,787,789
Former Class R2 (b)	—	—	(118,832)	(1,152,115)
Class R2	1,046,187	10,493,329	2,173,807	21,172,623
Class R3	1,020,930	10,207,285	954,280	9,349,458
Class R4	68,653	690,542	53,809	524,718
	(3,284,953)	$(32,648,103)	5,906,680	$56,939,681

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following this conversion, Class R3, Class R4, and Class R5 shares were renamed Class R2, Class R3, and Class R4 shares, respectively.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund and the MFS Conservative Allocation Fund were the owners of record of approximately 12% and 5%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Retirement Income Fund, the MFS Lifetime 2010 Fund and the MFS Lifetime 2020 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made

34

Notes to Financial Statements (unaudited) – continued

for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended August 31, 2009, the fund’s commitment fee and interest expense were $11,197 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Gain Contingency

The fund’s investment adviser, MFS, was the subject of an administrative proceeding concerning market timing which resulted in the Securities and Exchange Commission (the “SEC”) entering an order approving a settlement with MFS and two of its former officers (the “Settlement Order”). Under the terms of the Settlement Order, MFS transferred $175 million in disgorgement and $50 million in penalty (the “Payments”) to the SEC, which established a Fair Fund from which settlement funds have been, or will be, distributed to eligible current and former shareholders of the fund and certain other affected MFS retail funds. The Payments, along with additional amounts from a third-party settlement, have been, or will be, distributed to eligible shareholders in accordance with a plan developed by an independent distribution consultant (the “IDC”) in consultation with MFS and the Board of Trustees of the MFS retail funds. The plan was approved in July 2007 by the SEC. Pursuant to the distribution plan, after the distributions to eligible shareholders have been made, residual amounts, if any, may be available for distribution to the fund and certain other affected MFS retail funds. Certain procedural conditions of the distribution plan have not been met to date and, as such, the ultimate timing and amount of any payment of the residual amount is not known at this time.

35

Notes to Financial Statements (unaudited) – continued

(8)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	22,278,693	331,856,961	(224,920,303)	129,215,351

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$65,844	$129,215,351

36

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2009 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent advisory group, on the investment performance of the Fund for various time periods ended December 31, 2008 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers,

37

Board Review of Investment Advisory Agreement – continued

reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2008, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2008 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

38

Board Review of Investment Advisory Agreement – continued

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is not currently subject to any breakpoints. Taking into account the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the

39

Board Review of Investment Advisory Agreement – continued

investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2009.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2009 by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

40

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

41

CONTACT US

Web site mfs.com MFS TALK 1-800-637-8255 24 hours a day Account service and literature Shareholders 1-800-225-2606 Investment professionals 1-800-343-2829 Retirement plan services 1-800-637-1255	Mailing address MFS Service Center, Inc. P.O. Box 55824 Boston, MA 02205-5824 Overnight mail MFS Service Center, Inc. c/o Boston Financial Data Services 30 Dan Road Canton, MA 02021-2809

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® Global Real Estate Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

8/31/09

GRE-SEM

LETTER FROM THE CEO

Dear Shareholders:

In the fall of 2008, the markets took investors on what was perhaps the most tumultuous ride of their lives. Many are now debating when the market will stage a sustainable recovery, but not even the most experienced investor can provide a definitive answer to that question.

Even so, the basic rules of investing have not changed, and the turbulence reinforced the benefits of investing through the waves. Investors who jumped ship early on may have regretted their decisions when the markets gained some traction in the early half of this year. While anyone with a short-term horizon may have needed to take some action, most with longer-term goals probably found the best option was to stick with their long-term strategy.

At MFS® we believe investors are always best served by developing a plan with their investment professionals that addresses specific long-term needs. Most advisors agree that yearly reviews are important to monitor a plan’s progress. Most would also caution their clients against reacting too quickly to the daily news. When markets do recover, they often gain ground in quick, sudden bursts. If you are out of the market, you can easily miss the benefits of these rallies.

Few of us would again like to live through the kind of market turmoil we saw over the past year. But as turbulent as markets were, in our view, they proved that the fundamental principles of long-term investing still apply.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

October 15, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Unibail-Rodamco	5.3%
Westfield Group, REIT	5.2%
Simon Property Group, Inc., REIT	4.7%
Mitsubishi Estate Co. Ltd.	4.7%
Hang Lung Properties Ltd.	4.5%
Stockland, IEU	3.8%
Link, REIT	3.7%
Sun Hung Kai Properties Ltd.	3.7%
CapitaLand Ltd.	3.4%
Atrium European Real Estate Ltd.	3.3%

Equity sectors
Financial Services	97.8%
Basic Materials	1.8%

Country weightings
United States	38.1%
Hong Kong	14.7%
Australia	12.6%
France	9.6%
Japan	8.1%
United Kingdom	7.9%
Singapore	3.4%
Austria	3.2%
Netherlands	1.8%
Other Countries	0.6%

Percentages are based on net assets as of 8/31/09.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, March 11, 2009 through August 31, 2009

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 11, 2009, the date the fund commenced operations, through August 31, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 3/11/09	Ending Account Value 8/31/09	Expenses Paid During Period (p) 3/11/09-8/31/09
A	Actual (i)	1.28%	$1,000.00	$1,732.00	$8.34
	Hypothetical (h)	1.28%	$1,000.00	$1,018.75	$6.51
I	Actual (i)	1.03%	$1,000.00	$1,734.00	$6.71
	Hypothetical (h)	1.03%	$1,000.00	$1,020.01	$5.24

(h)	5% class return per year before expenses.
(i)	For the period of the fund’s inception, March 11, 2009 through August 31, 2009.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. For the hypothetical expenses paid it is assumed that the fund was in existence for the entire six month period ended August 31, 2009. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

8/31/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.6%
Issuer	Shares/Par	Value ($)

Forest & Paper Products - 1.8%
Weyerhaeuser Co.	77,393	$2,893,724

Other Banks & Diversified Financials - 1.9%
New York Community Bancorp, Inc.	292,655	$3,113,849

Real Estate - 95.9%
Alexandria Real Estate Equities, Inc., REIT	27,768	$1,546,955
Atrium European Real Estate Ltd. (a)	854,255	5,364,008
AvalonBay Communities, Inc., REIT	25,385	1,635,556
Big Yellow Group PLC, REIT (a)	580,630	3,637,273
BioMed Realty Trust, Inc., REIT	260,311	3,508,992
Boston Properties, Inc., REIT	77,559	4,698,524
British Land Co. PLC, REIT	417,758	3,270,124
CapitaLand Ltd.	2,170,319	5,587,899
CFS Retail Property Trust, REIT	2,311,324	3,711,709
Digital Realty Trust, Inc., REIT	61,775	2,692,155
Douglas Emmett, Inc., REIT	205,485	2,488,423
Equity Residential, REIT	80,215	2,190,672
Federal Realty Investment Trust, REIT	46,846	2,921,785
Fukuoka Corp., REIT	311	1,651,091
Hammerson PLC, REIT	522,579	3,421,526
Hang Lung Properties Ltd.	2,357,634	7,346,265
HCP, Inc., REIT	72,759	2,072,176
Kimco Realty Corp., REIT	145,692	1,828,435
Klepierre, REIT	111,457	4,188,755
Lexington Corporate Properties Trust, REIT	389,284	1,814,063
Link, REIT	2,763,257	6,089,508
Macerich Co., REIT	2,395	68,641
Macquarie Goodman Group	4,383,507	2,297,063
Medical Properties Trust, Inc., REIT	599,014	4,534,536
Mercialys	79,815	2,929,222
Mitsubishi Estate Co. Ltd.	463,430	7,684,820
Nippon Building Fund, Inc., REIT	459	4,044,922
Plum Creek Timber Co. Inc., REIT	67,666	2,049,603
Public Storage, Inc., REIT	50,819	3,585,281
SEGRO PLC, REIT	480,181	2,787,593
Simon Property Group, Inc., REIT	120,890	7,691,022

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Real Estate - continued
Starwood Property Trust, Inc., REIT (a)	128,890	$2,550,733
Stockland, IEU	1,946,073	6,217,423
Sun Hung Kai Properties Ltd.	446,638	6,045,110
Unibail-Rodamco	44,159	8,733,106
Ventas, Inc., REIT	99,160	3,888,064
Vornado Realty Trust, REIT	89,195	5,130,496
Wereldhave N.V., REIT	29,640	2,906,020
Westfield Group, REIT	808,372	8,649,767
Wharf Holdings Ltd.	1,084,373	4,861,906

		$158,321,222
Total Common Stocks (Identified Cost, $110,689,897)		$164,328,795

Money Market Funds (v) - 0.4%
MFS Institutional Money Market Portfolio, 0.2%, at Cost and Net Asset Value	678,434	$678,434
Total Investments (Identified Cost, $111,368,331)		$165,007,229

Other Assets, Less Liabilities - 0.0%		9,240
Net Assets - 100.0%		$165,016,469

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

6

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 8/31/09 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $110,689,897)	$164,328,795
Underlying funds, at cost and value	678,434
Total investments, at value (identified cost, $111,368,331)	$165,007,229
Foreign currency, at value (identified cost, $235,050)	249,343
Receivables for
Investments sold	481,490
Interest and dividends	637,413
Total assets	$166,375,475
Liabilities
Payables for
Fund shares reacquired	1,305,217
Payable to affiliates
Investment adviser	16,497
Shareholder servicing costs	150
Distribution and service fees	5
Administrative services fee	417
Accrued expenses and other liabilities	36,720
Total liabilities	$1,359,006
Net assets	$165,016,469
Net assets consist of
Paid-in capital	$89,965,834
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	53,660,181
Accumulated net realized gain (loss) on investments and foreign currency transactions	18,165,349
Undistributed net investment income	3,225,105
Net assets	$165,016,469
Shares of beneficial interest outstanding	9,516,317

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$173,205	10,000	$17.32
Class I	164,843,264	9,506,317	17.34

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A shares.

(a)	Maximum offering price and redemption price per share were equal to the net asset value per share, except for Class A, for which the maximum offering price per share was $18.38.

See Notes to Financial Statements

7

Financial Statements

STATEMENT OF OPERATIONS

Period ended 8/31/09 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$4,032,630
Dividends from underlying funds	4,666
Foreign taxes withheld	(121,645)
Total investment income		$3,915,651
Expenses
Management fee	$601,685
Distribution and service fees	168
Shareholder servicing costs	6,493
Administrative services fee	16,559
Custodian fee	26,875
Shareholder communications	4,902
Auditing fees	24,042
Legal fees	4,233
Miscellaneous	6,054
Total expenses		$691,011
Fees paid indirectly	(1)
Reduction of expenses by investment adviser	(464)
Net expenses		$690,546
Net investment income		$3,225,105
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$18,186,683
Foreign currency transactions	(21,334)
Net realized gain (loss) on investments and foreign currency transactions		$18,165,349
Change in unrealized appreciation (depreciation)
Investments	$53,638,898
Translation of assets and liabilities in foreign currencies	21,283
Net unrealized gain (loss) on investments and foreign currency translation		$53,660,181
Net realized and unrealized gain (loss) on investments and foreign currency		$71,825,530
Change in net assets from operations		$75,050,635

See Notes to Financial Statements

8

Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Period ended 8/31/09 (c) (unaudited)
From operations
Net investment income	$3,225,105
Net realized gain (loss) on investments and foreign currency transactions	18,165,349
Net unrealized gain (loss) on investments and foreign currency translation	53,660,181
Change in net assets from operations	$75,050,635
Change in net assets from fund share transactions	$89,965,834
Total change in net assets	$165,016,469
Net assets
At beginning of period	—
At end of period (including undistributed net investment income of $3,225,105)	$165,016,469

(c)	For the period from the commencement of the fund’s investment operations, March 11, 2009 through the stated period end.

See Notes to Financial Statements

9

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Period ended 8/31/09 (c) (unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.30
Net realized and unrealized gain (loss) on investments and foreign currency	7.02
Total from investment operations	$7.32
Net asset value, end of period	$17.32
Total return (%) (r)(s)(t)	73.20	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.28	(a)
Expenses after expense reductions (f)	1.28	(a)
Net investment income	4.50	(a)
Portfolio turnover	54
Net assets at end of period (000 omitted)	$173

See Notes to Financial Statements

10

Financial Highlights – continued

Class I	Period ended 8/31/09 (c) (unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.32
Net realized and unrealized gain (loss) on investments and foreign currency	7.02
Total from investment operations	$7.34
Net asset value, end of period	$17.34
Total return (%) (r)(s)	73.40	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	(a)
Expenses after expense reductions (f)	1.03	(a)
Net investment income	4.82	(a)
Portfolio turnover	54
Net assets at end of period (000 omitted)	$164,843

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, March 11, 2009, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

11

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Global Real Estate Fund (the fund) is a series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the fund’s Statement of Assets and Liabilities through October 16, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of

12

Notes to Financial Statements (unaudited) – continued

information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

13

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of August 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$62,903,685	$—	$—	$62,903,685
Hong Kong	24,342,791	—	—	24,342,791
Australia	20,875,961	—	—	20,875,961
France	15,851,082	—	—	15,851,082
Japan	13,380,833	—	—	13,380,833
United Kingdom	3,637,273	9,479,243	—	13,116,516
Singapore	5,587,899	—	—	5,587,899
Austria	5,364,008	—	—	5,364,008
Netherlands	2,906,020	—	—	2,906,020
Mutual Funds	678,434	—	—	678,434
Total Investments	$155,527,986	$9,479,243	$—	$165,007,229

Country disclosure is based on the country of domicile. For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses.

14

Notes to Financial Statements (unaudited) – continued

That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the fund’s derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not considered to be hedging instruments under FAS 133.

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract.

15

Notes to Financial Statements (unaudited) – continued

The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the period ended August 31, 2009, the fund did not invest in any derivative instruments and accordingly there is no impact to the financial statements.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

16

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the period ended August 31, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each of the fund’s federal tax returns since the inception of the fund remains subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax

17

Notes to Financial Statements (unaudited) – continued

purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 8/31/09
Cost of investments	$111,368,331
Gross appreciation	53,838,545
Gross depreciation	(199,647)
Net unrealized appreciation (depreciation)	$53,638,898

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1.5 billion of average daily net assets	0.75%
Average daily net assets in excess of $2.5 billion	0.65%

The adviser and the fund have retained Sun Capital Advisers LLC, referred to as Sun Capital or the sub-adviser, as a sub-adviser to the fund. MFS pays a sub-advisory fee to Sun Capital at the following annual rates:

First $1 billion of average daily net assets	0.40%
Next $1.5 billion of average daily net assets	0.33%
Average daily net assets in excess of $2.5 billion	0.29%

The fund is not responsible for paying the sub-advisory fee.

The management fee incurred for the period ended August 31, 2009 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

18

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $0 for the period ended August 31, 2009, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$168

(d)	As of August 31, 2009, in accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the period ended August 31, 2009 based on each class’ average daily net assets.

Class A shares are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. All contingent deferred sales charges are paid to MFD. There were no contingent deferred sales charges imposed during the period ended August 31, 2009.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the period ended August 31, 2009, the fee was $6,493, which equated to 0.0097% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the period ended August 31, 2009, the fund did not pay any out-of-pocket expenses.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the period ended August 31, 2009 was equivalent to an annual effective rate of 0.0247% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers

19

Notes to Financial Statements (unaudited) – continued

of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. The independent Trustees currently are not receiving any payments for their services to the fund.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the period ended August 31, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $565 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $464, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $168,465,062 and $75,961,849, respectively.

20

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Period ended 8/31/09 (c)
	Shares	Amount
Shares sold
Class A	10,000	$100,000
Class I	12,446,651	126,996,442
	12,456,651	$127,096,442
Shares reacquired
Class I	(2,940,334)	$(37,130,608)
Net change
Class A	10,000	$100,000
Class I	9,506,317	89,865,834
	9,516,317	$89,965,834

(c)	For the period from the commencement of the fund’s investment operations, March 11, 2009, through the stated period end.

Class A, Class B, Class C, Class R1, Class R2, Class R3, and Class R4 shares were not available for sale during the period. During the period, the fund’s Class I shares were available for sale only to funds distributed by MFD that invest primarily in shares of other MFS funds (“MFS fund-of-funds”). Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, MFS Aggressive Growth Allocation Fund, MFS Moderate Allocation Fund, MFS Conservative Allocation Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund and MFS Lifetime 2040 Fund were the owners of record of approximately 39%, 28%, 24%, 5%, 1%, 1% and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2010 Fund and the MFS Lifetime Retirement Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds

21

Notes to Financial Statements (unaudited) – continued

rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the period ended August 31, 2009, the fund’s commitment fee and interest expense were $722 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	115,252,670	(114,574,236)	678,434

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,666	$678,434

22

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, initially approve the Fund’s investment advisory agreement with MFS and investment sub-advisory agreement among MFS Series Trust XIII, on behalf of the Fund, MFS and Sun Capital Advisers, LLC (“Sun Capital”) (together, the “Agreements”) and, beginning on the second anniversary of the initial effective date of each Agreement, annually approve the continuation of each Agreement. In September 2008, the Board met to consider the initial approval of each Agreement (“the initial review meeting”). In connection with the initial review meeting, the Trustees noted that Sun Capital serves as investment sub-adviser to another MFS Fund and that MFS had previously conducted diligence with respect to Sun Capital, including on-site visits at Sun Capital and a review of Sun Capital’s compliance program. The independent Trustees were assisted in their evaluation of each Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS and Sun Capital. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the initial approval of the Agreements, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and/or shareholder services to be performed by MFS and Sun Capital under the Agreements and other arrangements with the Fund.

In connection with their initial review meeting, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the Fund’s proposed advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (ii) information regarding the Fund’s sub-advisory fee, (iii) information regarding the overall organization of Sun Capital, including information about Sun Capital personnel that would provide investment advisory services to the Fund, (iv) information provided by Sun Capital on the performance of funds managed by Sun Capital in a manner similar to the manner in which Sun Capital will manage the Fund in its capacity as sub-advisor, and (v) descriptions of various functions to be performed by MFS for the Fund,

23

Board Review of Investment Advisory Agreement – continued

such as compliance monitoring and back office, transfer agent, and administrative functions. In addition, in connection with the independent Trustees’ meetings in May, June and July, 2008 (the “contract review meetings”) for the purpose of considering whether to approve the continuation of the investment advisory agreement for the other investment companies that the Board oversees (the “MFS Funds”), the independent Trustees received: (i) information regarding MFS’ and Sun Capital’s financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the MFS Funds as a whole, (ii) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, and (iii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel that would provide investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS or Sun Capital.

The Trustees’ conclusion as to the initial approval of each Agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Because the Fund is newly organized and had not begun investment operations at the time of the initial review meeting, the Fund had no investment performance for the Trustees to review. However, the Trustees considered information provided by Sun Capital on the performance of accounts managed by Sun Capital in a manner similar to the manner in which Sun Capital will manage the Fund.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s proposed advisory fee, sub-advisory fee, and the estimated total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees noted that MFS (and not the Fund) would pay Sun Capital its sub-advisory fee from its advisory fees. The Trustees also considered that, according to the Lipper data, the Fund’s proposed effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s estimated total expense ratio was higher than the Lipper expense group median.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in

24

Board Review of Investment Advisory Agreement – continued

assets of the Fund. They noted that the Fund’s proposed advisory fee rate and sub-advisory fee rate schedules are proposed to be subject to contractual breakpoints that reduce the Fund’s advisory fee rate and sub-advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees concluded that the proposed breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees did not consider MFS’ or Sun Capital’s costs and profits with respect to the Fund because the Fund has no operating history with MFS as its adviser or Sun Capital as its sub-adviser. The Trustees considered information prepared by MFS relating to MFS’ costs and profits with respect to the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the advisory fee to be charged to the Fund and the sub-advisory fee to be paid by MFS to Sun Capital represent reasonable compensation in light of the services to be provided by MFS and Sun Capital to the Fund.

In addition, the Trustees considered MFS’ and Sun Capital’s resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS, Sun Capital, and their ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser and sub-adviser that also serve other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services to be provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund will pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS may perform or arrange for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians

25

Board Review of Investment Advisory Agreement – continued

and sub-custodians. The Trustees concluded that the various non-advisory services to be provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS and Sun Capital from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly), and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS and Sun Capital such as reputational value derived from serving as an investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS and MFS’ investment sub-advisory agreement with Sun Capital should be approved for an initial two-year period, commencing upon their effective date, as set forth in the agreements.

A discussion regarding the Board’s approval of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

26

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

27

CONTACT US

Web site mfs.com MFS TALK 1-800-637-8255 24 hours a day Account service and literature Shareholders 1-800-225-2606 Investment professionals 1-800-343-2829 Retirement plan services 1-800-637-1255	Mailing address MFS Service Center, Inc. P.O. Box 55824 Boston, MA 02205-5824 Overnight mail MFS Service Center, Inc. c/o Boston Financial Data Services 30 Dan Road Canton, MA 02021-2809

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XIII

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: October 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: October 16, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 16, 2009

*	Print name and title of each signing officer under his or her signature.